                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                               (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY TOTAL MARKET INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the six-month period ended January 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                    WILSHIRE
                                     5000
                                     TOTAL    LIPPER MULTI-
                                     MARKET     CAP CORE
CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)  FUNDS INDEX(2)
 15.45%   15.02%   15.22%   15.63%    15.43%          16.48%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET OVERVIEW

The U.S. equity markets rallied in the six-month period ending January 31, 2004, as investors drew assurance from improvements in key economic indicators. The rally was supported by stimuli from the federal government; the Federal Reserve kept interest rates extremely low and the federal tax cut gave consumers additional disposable income. Consumer spending remained strong, and investor confidence rose as corporate profits climbed in all sectors. Economically sensitive sectors, led by information technology, gained most sharply as investors focused on the industries best positioned to benefit from an improving economy. This environment was highly beneficial for higher-beta, small-capitalization stocks, which handily outperformed their larger counterparts.

PERFORMANCE ANALYSIS

Morgan Stanley Total Market Index Fund's Class B and C shares fell short of the Wilshire 5000 Index and the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2004. The Fund's Class A and D shares outperformed the Wilshire 5000 Index and underperformed the Lipper Multi-Cap Core Funds Index. The majority of the difference between the Fund and the Wilshire 5000 can be attributed to the Fund's optimization process. Because owning all 5,200 securities in the Wilshire benchmark would be impractical, a statistical sampling process directs our stock selection within those 5,200 companies. We moved to improve the Fund's optimization model during the period by expanding the number of its holdings in order to track the benchmark more closely.

Much of the Fund's strong performance was driven by the sectors that had suffered most heavily in the bear market of 2001-2002 but were poised to rebound most aggressively entering the period. Information technology, materials and industrials all posted notable positive returns in anticipation of improving economic conditions. Energy stocks also gained, on a combination of increasing demand and limited capacity. Financial-services stocks likewise performed well, as these companies benefited from low interest rates and improving capital markets.

While all of the Fund's sectors gained during the six-month period under review, several lagged the overall market. Telecommunications companies continued to suffer from overcapacity and heavy competition, exacerbated by the enactment of number portability. Utilities performed positively during the period but lagged in the rally, along with the more stable health care and consumer staples sectors.

   TOP 10 HOLDINGS

   General Electric         2.5%
   Microsoft                2.2%
   Pfizer                   2.1%
   Exxon Mobil              2.0%
   Citigroup                1.9%
   Wal-Mart Stores          1.7%
   Intel                    1.5%
   American Int'l Group     1.3%
   Cisco Systems            1.3%
   Int'l Business Machines  1.3%

   TOP FIVE INDUSTRIES

   Pharmaceuticals: Major    6.0%
   Major Banks               3.9%
   Industrial Conglomerates  3.7%
   Packaged Software         3.6%
   Financial Conglomerates   3.5%

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. MORGAN STANLEY TOTAL MARKET INDEX FUND SEEKS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE EXPENSES, CORRESPOND TO THE TOTAL RETURN OF THE U.S. STOCK MARKET AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX.

2. THE WILSHIRE 5000 TOTAL MARKET INDEX CONSISTS OF SUBSTANTIALLY ALL OF THE STOCKS THAT ARE ACTIVELY TRADED IN THE UNITED STATES (CURRENTLY, MORE THAN 5,200). THE INDEX CONSISTS OF LARGE-CAPITALIZATION, MID-CAPITALIZATION AND SMALL-CAPITALIZATION STOCKS. BECAUSE THE INDEX IS MARKET-CAPITALIZATION-WEIGHTED, CURRENTLY LARGE-CAPITALIZATION STOCKS IN THE INDEX REPRESENT APPROXIMATELY TWO THIRDS OF ITS VALUE.

3. THE INDEX MAY INCLUDE SOME FOREIGN COMPANIES.

4. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN STOCKS INCLUDED IN THE INDEX. NOT ALL STOCKS IN THE INDEX ARE PURCHASED, BECAUSE OF THE PRACTICAL DIFFICULTIES AND EXPENSE OF PURCHASING AND SELLING OVER 5,200 STOCKS. INSTEAD, STATISTICAL SAMPLING IS USED IN AN ATTEMPT TO RECREATE THE INDEX IN TERMS OF INDUSTRY, SIZE, DIVIDEND YIELD AND OTHER CHARACTERISTICS.

5. THE FUND GENERALLY EXPECTS THAT ITS PORTFOLIO WILL INCLUDE THE LARGEST 2,000 TO 2,500 U.S. STOCKS (MEASURED BY MARKET CAPITALIZATION).

6. THE INCLUSION OF A STOCK IN THE INDEX IS IN NO WAY AN ENDORSEMENT BY WILSHIRE ASSOCIATES OF THE STOCK AS AN INVESTMENT, NOR IS WILSHIRE ASSOCIATES A SPONSOR OF THE FUND OR IN ANY WAY AFFILIATED WITH IT.

7. THE REMAINING 20 PERCENT OF THE FUND'S ASSETS MAY BE INVESTED IN OPTIONS AND FUTURES CONTRACTS. THE FUND ALSO MAY UTILIZE FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

8. THE FUND MAY MAKE TEMPORARY INVESTMENTS IN MONEY MARKET INSTRUMENTS TO MANAGE CASH FLOWS INTO AND OUT OF THE FUND.

9. IN PURSUING THE FUND'S INVESTMENT OBJECTIVE, THE INVESTMENT MANAGER HAS CONSIDERABLE LEEWAY IN DECIDING WHICH TRADING OR INVESTMENT STRATEGIES IT USES. FOR EXAMPLE, THE INVESTMENT MANAGER IN ITS DISCRETION MAY DETERMINE TO USE SOME PERMITTED TRADING OR INVESTMENT STRATEGIES WHILE NOT USING OTHERS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2004

                    CLASS A SHARES*     CLASS B SHARES**    CLASS C SHARES+     CLASS D SHARES++
                    (SINCE 09/28/99)    (SINCE 09/28/99)    (SINCE 09/28/99)    (SINCE 09/28/99)
   SYMBOL                     TMIAX               TMIBX               TMICX              TMIDX
   1 YEAR                      35.65%(3)           34.60%(3)           34.65%(3)           36.04%(3)
                               28.52(4)            29.60(4)            33.65(4)               --
   SINCE INCEPTION             (0.76)(3)           (1.53)(3)           (1.49)(3)           (0.51)(3)
                               (1.99)(4)           (1.98)(4)           (1.49)(4)              --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

Notes on Performance

(1) THE WILSHIRE 5000 TOTAL MARKET INDEX MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES AND IS THE BEST MEASURE OF THE ENTIRE U.S. STOCK MARKET. OVER 7,000 CAPITALIZATION WEIGHTED SECURITY RETURNS ARE USED TO ADJUST THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
          COMMON AND PREFERRED STOCKS,
          RIGHTS AND WARRANTS (96.7%)
          ADVERTISING/MARKETING
          SERVICES (0.3%)
   588    Abitron Inc.*                                        $        25,596
   813    ADVO, Inc.                                                    26,309
 1,225    Catalina Marketing Corp.*                                     23,397
 3,396    DoubleClick Inc.*                                             40,888
 8,397    Gemstar-TV Guide
            International, Inc.*                                        49,122
 1,099    Getty Images, Inc.*                                           54,236
    34    Grey Global Group Inc.                                        23,222
 1,066    Harris Interactive Inc.*                                       9,018
 1,753    Harte-Hanks Inc.                                              38,040
 1,015    infoUSA, Inc.*                                                 9,551
 8,045    Interpublic Group of
            Companies, Inc. (The)*                                     133,064
 1,683    Lamar Advertising Co.*                                        64,762
   636    Nautilus Group, Inc.                                           9,018
   659    Netratings, Inc.*                                              8,106
 3,681    Omnicom Group, Inc.                                          303,314
   787    R.H. Donnelley Corp.*                                         32,897
 1,086    Valassis
            Communications, Inc.*                                       33,232
 1,448    ValueClick, Inc.*                                             15,088
                                                               ---------------
                                                                       898,860
                                                               ---------------
          AEROSPACE & DEFENSE (1.0%)
   620    AAR Corp.*                                                     8,277
 1,287    Aeroflex Inc.*                                                18,945
   748    Alliant Techsystems, Inc.*                                    41,888
   540    Armor Holdings, Inc.*                                         14,753
   614    Aviall, Inc.*                                                  9,456
16,362    Boeing Co.                                                   683,113
   481    Cubic Corp.                                                   10,519
   478    Curtiss-Wright Corp.                                          21,821
   473    DRS Technologies, Inc.*                                       13,580
   385    EDO Corp.                                                      9,201
   526    Engineered Support
            Systems, Inc.                                               26,242
   250    ESCO Technologies Inc.*                                       11,212
   409    Esterline Corp.*                                              11,350
   854    GenCorp Inc.                                         $         9,052
 3,831    General Dynamics Corp.                                       350,268
 2,279    Goodrich Corp.                                                70,307
   337    IniVision Techonologies, Inc.*                                12,452
 1,892    L-3 Communications
            Holdings, Inc.                                             101,146
 8,736    Lockheed Martin Corp.                                        424,744
   413    Mercury Computer
            Systems, Inc.*                                              12,196
   255    Moog Inc. (Class A)*                                          13,382
 3,548    Northrop Grumman Corp.                                       343,127
   924    Orbital Sciences Corp.*                                       11,670
 1,029    Precision Castparts Corp.                                     48,147
 8,082    Raytheon Co.                                                 246,582
 3,430    Rockwell Collins, Inc.                                       112,127
   204    Sequa Corp. (Class A)*                                        11,608
   628    Teledyne Technologies Inc.*                                   12,089
 1,578    Titan Corp. (The)*                                            34,306
   309    Triumph Group, Inc.*                                          10,954
   412    United Defense
            Industries, Inc.*                                           12,072
                                                               ---------------
                                                                     2,716,586
                                                               ---------------
          AGRICULTURAL COMMODITIES/
          MILLING (0.1%)
12,589    Archer-Daniels-Midland Co.                                   197,144
 1,935    Bunge Ltd. (Bermuda)                                          66,177
   938    Corn Products
            International, Inc.                                         32,989
 1,066    Delta & Pine Land Co.                                         27,684
                                                               ---------------
                                                                       323,994
                                                               ---------------
          AIR FREIGHT/COURIERS (0.8%)
 1,110    ABX Air, Inc.*                                                 6,160
 1,636    C.H. Robinson
            Worldwide, Inc.                                             62,004
   963    CNF Inc.                                                      30,758
 1,217    EGL, Inc.*                                                    19,533
 2,034    Expeditors International of
            Washington, Inc.                                            76,092
 5,828    FedEx Corp.                                                  392,108
   416    Forward Air Corp.*                                            11,777

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   980    Pacer International, Inc.*                           $        18,130
21,783    United Parcel Service,
            Inc. (Class B)                                           1,552,474
                                                               ---------------
                                                                     2,169,036
                                                               ---------------
          AIRLINES (0.2%)
 1,497    AirTran Holdings, Inc.*                                       17,245
   520    Alaska Air Group, Inc.*                                       14,456
   673    America West Holdings
            Corp. (Class B)*                                             7,531
 3,203    AMR Corp.*                                                    52,529
   885    Atlantic Coast Airlines
            Holdings, Inc.*                                              7,531
 1,498    Continental Airlines,
            Inc. (Class B)*                                             23,354
 2,634    Delta Air Lines, Inc.                                         27,657
 1,367    ExpressJet Holdings, Inc.*                                    19,370
   678    Frontier Airlines, Inc.*                                       6,685
 1,992    JetBlue Airways Corp.*                                        45,278
   615    Mesa Air Group, Inc.*                                          6,710
 2,003    Northwest Airlines
            Corp. (Class A)*                                            22,874
 1,185    SkyWest, Inc.                                                 22,894
15,253    Southwest Airlines Co.                                       228,032
                                                               ---------------
                                                                       502,146
                                                               ---------------
          ALTERNATIVE POWER
          GENERATION (0.0%)
 8,037    Calpine Corp.*                                                46,775
 1,190    Plug Power Inc.*                                              11,234
                                                               ---------------
                                                                        58,009
                                                               ---------------
          ALUMINUM (0.2%)
16,518    Alcoa, Inc.                                                  564,585
                                                               ---------------
          APPAREL/FOOTWEAR (0.5%)
   348    Brown Shoe Co., Inc.                                          12,873
 3,309    Cintas Corp.                                                 149,401
 3,540    Coach, Inc.*                                                 125,422
   776    Columbia Sportswear Co.*                                      41,229
   843    Guess ? Inc.*                                                 11,144
 2,448    Jones Apparel Group, Inc.                                     83,403
   640    Kellwood Co.                                                  26,118
   383    Kenneth Cole Productions,
            Inc. (Class A)                                     $        12,811
 1,124    K-Swiss, Inc. (Class A)                                       29,898
 2,114    Liz Claiborne, Inc.                                           75,618
 5,085    Nike, Inc. (Class B)                                         354,221
   314    Oxford Industries, Inc.                                       12,026
   592    Phillips-Van Heusen Corp.                                     10,330
 1,189    Polo Ralph Lauren Corp.                                       35,908
 1,186    Quiksilver, Inc.*                                             19,545
 1,141    Reebok International Ltd.                                     44,248
   761    Russell Corp.                                                 13,401
   770    Stride Rite Corp.                                              8,455
   678    Timberland Co. (Class A)*                                     33,778
 2,094    V.F. Corp.                                                    88,995
   907    Wolverine World Wide, Inc.                                    18,884
                                                               ---------------
                                                                     1,207,708
                                                               ---------------
          APPAREL/FOOTWEAR
          RETAIL (0.6%)
 2,026    Abercrombie & Fitch
            Co. (Class A)*                                              52,473
   725    Aeropostale*                                                  21,641
 1,510    American Eagle
            Outfitters, Inc.*                                           28,086
   943    AnnTaylor Stores Corp.*                                       38,191
   501    bebe stores, inc.*                                            13,587
   413    Buckle (The), Inc.                                            10,635
   912    Burlington Coat Factory
            Warehouse Corp.                                             17,337
   396    Cato Corp. (The) (Class A)                                     8,296
 2,208    Charming Shoppes, Inc.*                                       12,873
 1,726    Chico's FAS, Inc.*                                            63,586
   520    Children's Place Retail
            Stores, Inc. (The)*                                         13,983
   715    Christopher & Banks Corp.                                     13,935
   569    Dress Barn, Inc.*                                              8,637
   383    Finish Line, Inc. (Class A)*                                  13,022
 2,777    Foot Locker, Inc.                                             68,703
17,358    Gap, Inc. (The)                                              322,512
   575    Gymboree Corp. (The)*                                          8,343
   946    Hot Topic, Inc.*                                              28,825
10,011    Limited Brands, Inc.                                         182,200

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   921    Men's Wearhouse, Inc. (The)*                         $        21,450
 2,663    Nordstrom, Inc.                                              104,656
 1,368    Pacific Sunwear of
            California, Inc.*                                           31,368
 1,379    Payless ShoeSource, Inc.*                                     18,534
 2,945    Ross Stores, Inc.                                             82,313
   369    Stage Stores, Inc.*                                           12,022
   810    Stein Mart, Inc.*                                              8,618
 1,097    Talbot's, Inc. (The)                                          35,652
 9,751    TJX Companies, Inc. (The)                                    224,175
   774    Too, Inc.*                                                    11,842
   732    Urban Outfitters, Inc.*                                       29,639
                                                               ---------------
                                                                     1,507,134
                                                               ---------------
          AUTO PARTS: O.E.M. (0.4%)
 1,027    American Axle & Manufacturing
            Holdings, Inc.*                                             39,807
 1,327    ArvinMeritor, Inc.                                            29,459
   531    BorgWarner, Inc.                                              49,341
 1,627    Collins & Aikman Corp.*                                        9,469
 2,880    Dana Corp.                                                    59,904
10,856    Delphi Corp.                                                 114,856
 1,466    Eaton Corp.                                                  170,276
 1,486    Gentex Corp.                                                  64,983
 3,496    Johnson Controls, Inc.                                       205,740
 1,311    Lear Corp.                                                    86,080
   860    Modine Manufacturing Co.                                      23,022
   926    Sauer-Danfoss, Inc.                                           12,557
   770    Superior Industries
            International, Inc.                                         31,863
 3,098    Visteon Corp.                                                 33,149
                                                               ---------------
                                                                       930,506
                                                               ---------------
          AUTOMOTIVE AFTERMARKET (0.1%)
   513    Bandag, Inc.                                                  21,500
   440    Barnes Group, Inc.                                            13,746
   729    CLARCOR Inc.                                                  31,602
 1,431    Cooper Tire & Rubber Co.                                      29,006
 3,566    Goodyear Tire &
            Rubber Co. (The)*                                           33,877
                                                               ---------------
                                                                       129,731
                                                               ---------------
          BEVERAGES: ALCOHOLIC (0.4%)
15,787    Anheuser-Busch
            Companies, Inc.                                    $       800,717
   498    Brown-Forman
            Corp. (Class B)                                             23,262
 2,039    Constellation Brands
            Inc. (Class A)*                                             68,388
   749    Coors (Adolph)
            Co. (Class B)                                               42,348
                                                               ---------------
                                                                       934,715
                                                               ---------------
          BEVERAGES:
          NON-ALCOHOLIC (1.0%)
47,500    Coca-Cola Co. (The)                                        2,338,900
 8,614    Coca-Cola Enterprises Inc.                                   197,261
 5,092    Pepsi Bottling Group,
            Inc. (The)                                                 134,989
 2,846    PepsiAmericas, Inc.                                           48,894
                                                               ---------------
                                                                     2,720,044
                                                               ---------------
          BIOTECHNOLOGY (1.7%)
 1,999    Abgenix, Inc.*                                                31,184
   618    Adolor Corp.*                                                  8,294
 1,255    Affymetrix, Inc.*                                             39,344
   426    Alexion
            Pharmaceuticals, Inc.*                                       7,736
 1,735    Alkermes, Inc.*                                               25,990
24,994    Amgen Inc.*                                                1,611,863
 1,940    Amylin Pharmaceuticals, Inc.*                                 37,481
   771    Antigenics Inc.*                                               8,442
 1,936    Applera Corp. - Celera
            Genomics Group*                                             29,466
   887    ARIAD Pharmaceuticals, Inc.*                                   7,318
 6,347    Biogen Idec Inc.*                                            271,588
 1,390    BioMarin
            Pharmaceutical, Inc.*                                       11,105
 1,679    Bruker BioSciences Corp.*                                      9,570
 1,574    Celgene Corp.*                                                63,605
   767    Cell Genesys, Inc.*                                           10,508
 1,078    Cephalon, Inc.*                                               59,096
   816    Charles River Laboratories
            International, Inc.*                                        32,762
 3,674    Chiron Corp.*                                                189,946

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   563    Ciphergen Biosystem, Inc.*                           $         5,951
 1,071    Corixa Corp.*                                                  6,330
   778    Cubist Pharmaceuticals, Inc.*                                 10,674
   689    CV Therapeutics, Inc.*                                        11,300
   859    Dendreon Corp.*                                               12,026
   823    Discovery Laboratories, Inc.*                                  9,711
   834    Diversa Corp.*                                                 9,224
   817    Enzo Biochem, Inc.*                                           15,931
 1,101    Enzon, Inc.*                                                  14,753
 1,389    Exelixis, Inc.*                                               10,945
 1,541    Genencor International Inc.*                                  20,511
 4,275    Genentech, Inc.*                                             408,262
   469    Gen-Probe Inc.*                                               17,691
 1,542    Genta Inc.*                                                   19,676
 4,263    Genzyme Corp.*                                               233,826
   647    Geron Corp.*                                                   7,085
 3,903    Gilead Sciences, Inc.*                                       214,158
 2,768    Human Genome
            Sciences, Inc.*                                             38,171
 1,309    ICOS Corp.*                                                   57,151
   669    IDEXX Laboratories, Inc.*                                     32,801
   884    ILEX Oncology, Inc.*                                          20,553
 1,507    ImClone Systems, Inc.*                                        61,727
   974    Immunomedics, Inc.*                                            4,665
 1,404    Incyte Genomics, Inc.*                                        12,538
   713    InterMune Inc.*                                               13,654
   990    Invitrogen Corp.*                                             76,230
 1,222    Lexicon Genetics Inc.*                                         9,703
 1,321    Ligand Pharmaceuticals
            Inc. (Class B)*                                             19,168
   532    Martek Biosciences Corp.*                                     34,506
   677    Maxygen Inc.*                                                  6,601
 1,513    Medarex, Inc.*                                                13,254
 1,047    Medicines Company (The)*                                      31,808
 4,796    MedImmune, Inc.*                                             112,706
   587    MGI Pharma, Inc.*                                             27,994
 5,778    Millennium
            Pharmaceuticals, Inc.*                                     101,924
   527    Myriad Genetics, Inc.*                                         9,049
   899    Nabi Biopharmaceuticals*                                      14,537
   666    Neurocrine Biosciences, Inc.*                                 37,689
   862    NPS Pharmaceuticals, Inc.*                           $        29,748
   569    Onyx Pharmaceuticals, Inc.*                                   19,164
   805    OSI Pharmaceuticals Inc.*                                     28,014
 1,816    Protein Design Labs, Inc.*                                    36,683
 1,018    Regeneron
            Pharmaceuticals, Inc.*                                      15,107
   864    SciClone
            Pharmaceuticals, Inc.*                                       5,530
   690    SuperGen, Inc.*                                                7,549
   948    Tanox, Inc.*                                                  16,599
   795    Techne Corp.*                                                 30,989
   700    Telik, Inc.*                                                  16,795
   685    Transkaryotic Therapies, Inc.*                                 9,152
   456    Trimeris, Inc.*                                                7,720
 1,328    Tularik Inc.*                                                 22,948
 1,739    Vertex Pharmaceuticals, Inc.*                                 17,233
 1,051    Vicuron
            Pharmaceuticals, Inc.*                                      24,919
 1,595    XOMA Ltd.*                                                    10,399
 1,051    Zymogenetics, Inc.*                                           19,118
                                                               ---------------
                                                                     4,537,448
                                                               ---------------
          BROADCASTING (0.5%)
   430    Citadel Broadcasting Corp.*                                    8,148
11,927    Clear Channel
            Communications, Inc.                                       536,596
   966    Cox Radio, Inc. (Class A)*                                    22,479
 1,046    Cumulus Media, Inc.
            (Class A)*                                                  21,380
 1,281    Emmis Communications
            Corp. (Class A)*                                            33,268
   995    Entercom Communications
            Corp.*                                                      47,372
 1,723    Entravision Communications
            Corp. (Class A)*                                            18,040
   168    Fisher Communications, Inc.*                                   8,375
   855    Gray Television, Inc.                                         12,321
 1,002    Hearst-Argyle Television, Inc.                                27,385
   544    Liberty (Corp.) (The)                                         25,595
   567    Lin TV Corp. (Class A)*                                       13,812
 2,142    Radio One, Inc. (Class A)*                                    39,434

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   350    Salem Communications
            Corp.*                                             $         9,275
 1,191    Sinclair Broadcast Group,
            Inc. (Class A)*                                             16,293
20,843    Sirius Satellite Radio Inc.*                                  56,693
   721    Spanish Broadcasting System,
            Inc. (Class A)*                                              8,342
 6,265    Univision Communications Inc.
            (Class A)*                                                 221,593
 1,937    Westwood One, Inc.*                                           59,175
 2,629    XM Satellite Radio Holdings
            Inc. (Class A)*                                             62,044
                                                               ---------------
                                                                     1,247,620
                                                               ---------------
          BUILDING PRODUCTS (0.2%)
 1,411    American Standard
            Companies, Inc.*                                           149,848
   577    Griffon Corp.*                                                12,579
 1,468    Lennox International Inc.                                     24,222
 8,974    Masco Corp.                                                  239,247
   632    Simpson Manufacturing
            Co., Inc.                                                   31,259
   508    Watsco, Inc.                                                  11,704
   954    York International Corp.                                      36,395
                                                               ---------------
                                                                       505,254
                                                               ---------------
          CABLE/SATELLITE TV (1.2%)
 4,254    Cablevision Systems New York
            Group (Class A)*                                           108,817
 5,974    Charter Communications, Inc.
            (Class A)*                                                  28,795
43,614    Comcast Corp. (Class A)*                                   1,488,110
11,488    Cox Communications, Inc.
            (Class A)*                                                 393,579
 4,769    EchoStar Communications
            Corp. (Class A)*                                           174,068
17,693    Hughes International Corp*                                   296,181
 1,229    Insight Communications
            Co., Inc.*                                                  12,671
52,365    Liberty Media Corp.
            (Class A)*                                                 609,529
 2,167    Mediacom Communications
            Corp.*                                                      19,373
 2,055    UnitedGlobalCom, Inc.
            (Class A)*                                         $        19,522
   575    UnitedGlobalCom, Inc. (Rights)
            (expire 02/12/04)*                                           1,928
                                                               ---------------
                                                                     3,152,573
                                                               ---------------
          CASINO/GAMING (0.3%)
 1,124    Alliance Gaming Corp.*                                        27,088
   517    Ameristar Casinos, Inc.*                                      14,636
   661    Argosy Gaming Co.*                                            18,045
   789    Aztar Corp.*                                                  17,555
 1,194    Boyd Gaming Corp.                                             19,725
 5,818    Caesars Enertainment, Inc.*                                   66,616
   258    Churchill Downs Inc.                                           9,159
 1,142    GTECH Holdings Corp.                                          63,507
 2,140    Harrah's Entertainment, Inc.                                 113,420
 6,708    International Game Technology                                251,282
   571    Isle of Capri Casinos, Inc.*                                  11,888
 1,191    Mandalay Resort Group                                         55,822
 3,059    MGM Mirage*                                                  123,614
   256    Multimedia Games, Inc.*                                       10,936
   783    Penn National Gaming, Inc.*                                   19,433
   325    Shuffle Master, Inc.*                                         11,056
 1,102    Station Casinos, Inc.                                         38,581
   676    Wynn Resorts, Ltd.*                                           19,901
                                                               ---------------
                                                                       892,264
                                                               ---------------
          CATALOG/SPECIALTY
          DISTRIBUTION (0.0%)
   902    Insight Enterprises, Inc.*                                    17,914
   701    Valuevision Media Inc.
            (Class A)*                                                  12,415
                                                               ---------------
                                                                        30,329
                                                               ---------------
          CHEMICALS: AGRICULTURAL (0.1%)
 2,422    IMC Global Inc.                                               27,393
 5,196    Monsanto Co.                                                 158,946
   625    Scotts Company (The)
            (Class A)*                                                  39,444
                                                               ---------------
                                                                       225,783
                                                               ---------------
          CHEMICALS: MAJOR
          DIVERSIFIED (0.7%)
 1,316    Cabot Corp.                                                   41,428

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                                        9

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 17,867   Dow Chemical Co. (The)                               $       749,521
 19,384   Du Pont (E.I.) de
            Nemours & Co.                                              850,958
  1,496   Eastman Chemical Co.                                          59,675
  2,431   Engelhard Corp.                                               68,967
  2,434   Hercules Inc.*                                                29,695
  4,387   Rohm & Haas Co.                                              172,277
  2,041   Solutia, Inc.                                                    684
                                                               ---------------
                                                                     1,973,205
                                                               ---------------
          CHEMICALS: SPECIALTY (0.4%)
  4,403   Air Products &
            Chemicals, Inc.                                            219,754
  1,432   Airgas, Inc.                                                  32,492
  1,081   Albemarle Corp.                                               31,987
    439   Arch Chemicals, Inc.                                          10,887
    669   Cambrex Corp.                                                 18,551
  2,198   Crompton Corp.                                                15,606
    841   Cytec Industries, Inc.                                        29,359
    662   FMC Corp.*                                                    22,634
    689   Georgia Gulf Corp.                                            17,838
  1,089   Great Lakes Chemical Corp.                                    27,878
    664   Kronos Worldwide, Inc.                                        16,992
    999   Lubrizol Corp. (The)                                          31,718
  3,644   Lyondell Chemical Co.                                         62,458
  1,455   Millennium Chemicals Inc.                                     18,435
  1,328   NL Industries, Inc.                                           17,994
    554   OM Group, Inc.*                                               17,811
  1,784   Polyone Corp.*                                                11,971
  6,341   Praxair, Inc.                                                224,535
    576   Schulman (A.), Inc.                                           10,022
  1,125   Sensient Technologies Corp.                                   22,984
  1,343   Sigma-Aldrich Corp.                                           78,686
    422   TETRA Technologies, Inc.*                                     10,136
  2,209   Valhi, Inc.                                                   30,440
                                                               ---------------
                                                                       981,168
                                                               ---------------
          COAL (0.1%)
  1,020   Arch Coal, Inc.                                               28,172
  1,635   CONSOL Energy, Inc.                                           37,768
  1,460   Massey Energy Co.                                             29,200
  1,051   Peabody Energy Corp.                                          42,072
                                                               ---------------
                                                                       137,212
                                                               ---------------
          COMMERCIAL PRINTING/
          FORMS (0.1%)
    567   Banta Corp.                                          $        26,082
    659   Bowne & Co., Inc.                                             10,004
    979   Deluxe Corp.                                                  39,542
  2,202   Donnelley (R.R.) & Sons Co.                                   68,812
    583   Harland (John H.) Co.                                         16,382
    552   Standard Register Co.                                         10,157
                                                               ---------------
                                                                       170,979
                                                               ---------------
          COMPUTER
          COMMUNICATIONS (1.6%)
  7,227   3Com Corp.*                                                   55,648
  3,081   Adaptec, Inc.*                                                28,869
  8,135   Avaya Inc.*                                                  141,386
    909   Avocent Corp.*                                                33,233
  4,992   Brocade Communications
            Systems, Inc.*                                              31,999
133,759   Cisco Systems, Inc.*                                       3,429,581
  1,213   Echelon Corp.*                                                12,955
  1,605   Emulex Corp.*                                                 43,544
  4,875   Enterasys Networks, Inc.*                                     20,719
  2,962   Extreme Networks, Inc.*                                       25,147
    526   F5 Networks, Inc.*                                            17,889
    901   FalconStor Software, Inc.*                                     8,100
  4,152   Finisar Corp.*                                                14,034
  2,528   Foundry Networks, Inc.*                                       60,242
  1,139   Ixia*                                                         16,629
  7,542   Juniper Networks, Inc.*                                      217,888
  2,550   McDATA Corp. (Class A)*                                       22,414
  2,040   MRV Communications, Inc.*                                      8,935
    552   NETGEAR, Inc.                                                  9,318
                                                               ---------------
                                                                     4,198,530
                                                               ---------------
          COMPUTER PERIPHERALS (0.5%)
  1,736   Advanced Digital
            Information Corp.*                                         30,970
    595   Avid Technology, Inc.*                                        28,173
    809   Dot Hill Systems Corp.*                                       11,504
  1,020   Electronics for Imaging, Inc.*                                27,305
 45,197   EMC Corp.*                                                   634,566
    750   Imation Corp.                                                 27,487
  2,489   Lexmark International, Inc.*                                 206,313
  4,757   Maxtor Corp.*                                                 44,002

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 6,685    Network Appliance, Inc.*                             $       149,477
 1,564    Pinnacle Systems, Inc.*                                       12,496
 3,304    Quantum Corp. - DLT &
            Storage Systems*                                            12,060
   257    SafeNet, Inc.*                                                10,151
 1,927    ScanSoft, Inc.*                                                9,789
 1,415    Seagate Technology (ADR)
            (Cayman Islands)*                                           23,064
   417    Sonic Solutions*                                               8,340
 2,143    Storage Technology Corp.*                                     62,147
 3,970    Western Digital Corp.*                                        40,613
   916    Zebra Technologies Corp.
            (Class A)*                                                  59,174
                                                               ---------------
                                                                     1,397,631
                                                               ---------------
          COMPUTER PROCESSING
          HARDWARE (1.4%)
 7,024    Apple Computer, Inc.*                                        158,461
 1,353    Cray, Inc.*                                                   10,486
49,611    Dell Inc.*                                                 1,660,480
 6,968    Gateway, Inc.*                                                32,889
59,080    Hewlett-Packard Co.                                        1,405,513
 1,833    NCR Corp.*                                                    76,161
   619    PalmOne, Inc.*                                                 6,376
63,297    Sun Microsystems, Inc.*                                      336,107
                                                               ---------------
                                                                     3,686,473
                                                               ---------------
          CONSTRUCTION MATERIALS (0.1%)
   553    AMCOL International Corp.                                     11,010
   544    Centex Construction
            Products, Inc.*                                             30,187
   381    ElkCorp.                                                      10,935
   924    Florida Rock Industries, Inc.                                 38,207
 1,340    Lafarge North America, Inc.                                   57,352
   948    Martin Marietta Materials, Inc.                               43,608
   412    Texas Industries, Inc.                                        14,383
   392    Trex Co., Inc.*                                               15,190
   841    USG Corp.*                                                    15,340
 2,003    Vulcan Materials Co.                                          95,543
                                                               ---------------
                                                                       331,755
                                                               ---------------
          CONSUMER SUNDRIES (0.0%)
 1,388    American Greetings Corp.
            (Class A)*                                         $        29,120
 1,119    Blyth Industries, Inc.                                        37,229
 1,507    Oakley, Inc.                                                  20,646
   485    Sola International, Inc.*                                     10,282
 1,156    Yankee Candle Co.,
            Inc. (The)*                                                 30,333
                                                               ---------------
                                                                       127,610
                                                               ---------------
          CONTAINERS/PACKAGING (0.3%)
   920    Aptargroup, Inc.                                              36,864
 1,132    Ball Corp.                                                    70,829
 1,029    Bemis Company, Inc.                                           49,876
   543    Caraustar Industries, Inc.*                                    7,602
 3,279    Crown Holdings, Inc.*                                         27,478
   435    Greif Bros. Corp. (Class A)                                   16,447
   586    Myers Industries, Inc.                                         7,325
 3,046    Owens-Illinois, Inc.*                                         34,054
 2,043    Packaging Corp. of America                                    44,211
 3,047    Pactiv Corp.*                                                 66,089
   681    Rock-Tenn Co. (Class A)                                       10,412
 1,647    Sealed Air Corp.*                                             82,004
   356    Silgan Holdings, Inc.*                                        15,230
 4,793    Smurfit-Stone Container
            Corp.*                                                      82,631
 1,891    Sonoco Products Co.                                           44,590
 1,057    Temple-Inland, Inc.                                           62,416
                                                               ---------------
                                                                       658,058
                                                               ---------------
          CONTRACT DRILLING (0.3%)
 2,525    Diamond Offshore Drilling,
            Inc.                                                        57,317
 2,904    ENSCO International Inc.                                      82,764
 4,523    GlobalSantaFe Corp.
            (Cayman Islands)                                           123,478
 3,712    Grey Wolf, Inc.*                                              15,516
 1,185    Helmerich & Payne, Inc.                                       34,389
 2,910    Nabors Industries, Ltd.
            (Bermuda)*                                                 128,040
 2,592    Noble Corp.*                                                  96,163
 1,663    Patterson-UTI Energy, Inc.*                                   57,507
 2,628    Pride International, Inc.*                                    49,538

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,823    Rowan Companies, Inc.*                               $        41,710
 6,198    Transocean Inc.
            (Cayman Island)*                                           166,974
                                                               ---------------
                                                                       853,396
                                                               ---------------
          DATA PROCESSING
          SERVICES (1.0%)
 1,617    Acxiom Corp.                                                  30,772
 2,543    Affiliated Computer Services,
            Inc. (Class A)*                                            141,009
11,518    Automatic Data
            Processing, Inc.                                           492,394
 2,405    BISYS Group, Inc. (The)*                                      43,290
 3,048    Ceridian Corp.*                                               62,667
 1,256    Certergy Inc.                                                 40,280
 1,684    CheckFree Corp.*                                              52,861
 3,629    Computer Sciences Corp.*                                     162,035
 9,012    Concord EFS, Inc.*                                           127,249
 2,787    Convergys Corp.*                                              46,599
 1,134    CSG Systems
            International, Inc.*                                        16,250
 1,617    DST Systems, Inc.*                                            69,224
   914    eFunds Corp.*                                                 15,876
14,121    First Data Corp.                                             552,978
 3,738    Fiserv, Inc.*                                                139,652
   696    Global Payments Inc.                                          32,364
   566    Hewitt Associates, Inc.*                                      19,584
   319    iPayment Holdings, Inc.*                                      11,120
 1,026    National Processing, Inc.*                                    21,033
 7,305    Paychex, Inc.                                                273,791
 5,636    SunGard Data Systems Inc.*                                   175,449
 3,814    Total System Services, Inc.                                   87,150
   792    Tyler Technologies, Inc.*                                      7,920
                                                               ---------------
                                                                     2,621,547
                                                               ---------------
          DEPARTMENT STORES (0.4%)
 1,683    Dillard's, Inc. (Class A)                                     28,544
 3,503    Federated Department
            Stores, Inc.                                               166,322
 6,670    Kohl's Corp.*                                                295,481
 5,592    May Department Stores Co.                                    183,977
   948    Neiman Marcus Group, Inc.
            (The) (Class A)                                             52,330
 5,405    Penney (J.C.) Co., Inc.                                      141,503
 2,657    Saks, Inc.*                                          $        45,169
 4,938    Sears, Roebuck & Co.                                         218,506
                                                               ---------------
                                                                     1,131,832
                                                               ---------------
          DISCOUNT STORES (2.3%)
 1,394    99 Cents Only Stores*                                         35,338
 2,369    Big Lots, Inc.*                                               33,474
 1,457    BJ's Wholesale Club, Inc.*                                    31,544
 8,869    Costco Wholesale Corp.*                                      328,863
 6,530    Dollar General Corp.                                         145,097
 2,262    Dollar Tree Stores, Inc.*                                     72,407
 3,382    Family Dollar Stores, Inc.                                   117,152
   628    Fred's, Inc.                                                  17,584
   568    ShopKo Stores, Inc.*                                           7,997
17,660    Target Corp.                                                 670,374
83,855    Wal-Mart Stores, Inc.                                      4,515,592
                                                               ---------------
                                                                     5,975,422
                                                               ---------------
          DRUGSTORE CHAINS (0.4%)
 7,698    CVS Corp.                                                    274,973
   991    Longs Drug Stores Corp.                                       22,070
10,421    Rite Aid Corp.*                                               60,233
19,864    Walgreen Co.                                                 686,301
                                                               ---------------
                                                                     1,043,577
                                                               ---------------
          ELECTRIC UTILITIES (2.3%)
12,099    AES Corp. (The)*                                             118,086
 2,648    Allegheny Energy, Inc.*                                       33,418
 2,014    Alliant Energy, Inc.                                          52,142
 3,159    Ameren Corp.                                                 152,548
 7,685    American Electric Power
            Co., Inc.                                                  250,915
 3,762    Aquila, Inc.*                                                 14,484
 1,235    Avista Corp.                                                  22,045
   761    Black Hills Corp.                                             22,678
 5,931    CenterPoint Energy, Inc.                                      62,275
 3,474    Cinergy Corp.                                                134,340
 1,129    Cleco Corp.                                                   20,514
 3,007    CMS Energy Corp.*                                             26,401
   308    CN Energy Group, Inc.                                         14,236
 4,368    Consolidated Edison, Inc.                                    191,449
 3,241    Constellation Energy
            Group, Inc.                                                130,385

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                                       12

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 6,286    Dominion Resources, Inc.                             $       403,310
 2,451    DPL, Inc.                                                     49,608
 3,273    DTE Energy Co.                                               127,974
17,434    Duke Energy Corp.                                            378,841
 1,742    Duquesne Light Co.                                            33,168
 6,313    Edison International                                         138,886
 1,339    El Paso Electric Co.*                                         18,719
   445    Empire District Electric
            Co. (The)                                                    9,701
 2,846    Energy East Corp.                                             66,881
 4,451    Entergy Corp.                                                260,294
 6,362    Exelon Corp.                                                 426,127
 6,223    FirstEnergy Corp.                                            233,487
 3,585    FPL Group, Inc.                                              235,714
 1,346    Great Plains Energy, Inc.                                     44,714
   731    Hawaiian Electric
            Industries, Inc.                                            37,142
 1,078    IDACORP, Inc.                                                 33,202
   669    MGE Energy Inc.                                               20,960
 2,608    Northeast Utilities                                           50,204
 1,035    NSTAR                                                         50,663
 1,665    OGE Energy Corp.                                              40,676
   819    Otter Tail Corp.                                              21,744
 3,321    Pepco Holdings, Inc.                                          66,852
 8,036    PG&E Corp.*                                                  215,767
 1,769    Pinnacle West Capital Corp.                                   69,433
 1,131    PNM Resources Inc.*                                           34,043
 3,436    PPL Corp.                                                    157,094
 4,753    Progress Energy, Inc.                                        212,839
 4,419    Public Service Enterprise
            Group, Inc.                                                200,799
 1,826    Puget Energy, Inc.                                            43,148
 5,973    Reliant Resources, Inc.*                                      46,350
 2,166    SCANA Corp.                                                   75,204
 2,379    Sierra Pacific Resources*                                     18,723
14,187    Southern Co. (The)                                           422,773
 3,878    TECO Energy, Inc.                                             55,339
 6,276    TXU Corp.                                                    150,624
   458    UIL Holdings Corp.                                            21,421
   655    UniSource Energy Corp.                                        16,113
 1,559    Westar Energy, Inc.                                           30,525
 2,287    Wisconsin Energy Corp.                                        75,677
   634    WPS Resources Corp.                                  $        30,438
 7,728    Xcel Energy, Inc.                                            133,849
                                                               ---------------
                                                                     6,004,942
                                                               ---------------
          ELECTRICAL PRODUCTS (0.4%)
   932    Acuity Brands, Inc.                                           22,648
 3,847    American Power
            Conversion Corp.*                                           95,367
 1,231    Baldor Electric Co.                                           28,633
   496    Belden Inc.                                                    9,970
   499    C&D Technologies, Inc.                                        10,145
   874    Cable Design Technologies
            Corp.*                                                       8,749
 1,809    Cooper Industries Ltd.
            (Class A) (Bermuda)                                        101,847
 8,153    Emerson Electric Co.                                         520,977
 1,638    Energizer Holdings, Inc.*                                     67,961
   268    Franklin Electric Co., Inc.                                   16,249
   263    Genlyte Group Inc. (The)*                                     14,465
 1,160    Hubbell, Inc. (Class B)                                       46,574
   426    Littelfuse, Inc.*                                             12,354
 3,718    Molex Inc.                                                   129,163
 1,998    Power-One, Inc.*                                              25,015
   634    Rayovac Corp.*                                                15,216
 1,141    Thomas & Betts Corp.                                          23,653
   336    Thomas Industries, Inc.                                       11,421
   366    Wilson Greatbatch
            Technologies, Inc.*                                         14,786
                                                               ---------------
                                                                     1,175,193
                                                               ---------------
          ELECTRONIC COMPONENTS (0.4%)
   832    Amphenol Corp. (Class A)*                                     54,970
 3,390    AVX Corp.                                                     59,020
   724    Benchmark Electronics, Inc.*                                  25,456
 1,728    Cree, Inc.*                                                   43,321
   675    CTS Corp.                                                      9,335
   646    Hutchinson Technology Inc.*                                   19,076
   323    Intermagnetics
            General Corp.*                                               8,114
 3,882    Jabil Circuit, Inc.*                                         114,907
 1,686    Kemet Corp.*                                                  25,627
 1,357    Kopin Corp.*                                                   9,770

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 3,937    MEMC Electronic
            Materials, Inc.*                                   $        41,417
   696    Methode Electronics, Inc.
            (Class A)                                                    8,756
   510    OmniVision
            Technologies, Inc.*                                         24,760
   386    Park Electrochemical Corp.                                    10,383
   830    Plexus Corp.*                                                 18,202
 1,830    QLogic Corp.*                                                 82,277
 1,576    SanDisk Corp.*                                                85,797
 9,960    Sanmina-SCI Corp.*                                           130,576
16,198    Solectron Corp.*                                             115,006
 1,264    Superconductor
            Technologies Inc.*                                           7,458
 1,228    Technitrol, Inc.*                                             23,086
   783    TTM Technologies, Inc.*                                       13,702
   816    Vicor Corp.*                                                   9,792
 3,109    Vishay Intertechnology, Inc.*                                 72,253
                                                               ---------------
                                                                     1,013,061
                                                               ---------------
          ELECTRONIC DISTRIBUTORS (0.1%)
   707    Anixter International, Inc.*                                  19,549
 1,968    Arrow Electronics, Inc.*                                      52,664
 2,333    Avnet, Inc.*                                                  61,475
 1,615    CDW Corp.                                                    109,723
 2,936    Ingram Micro Inc. (Class A)*                                  49,031
 2,328    Safeguard Scientifics, Inc.*                                  11,966
   239    ScanSource, Inc.*                                             12,034
 1,101    Tech Data Corp.*                                              45,680
                                                               ---------------
                                                                       362,122
                                                               ---------------
          ELECTRONIC EQUIPMENT/
          INSTRUMENTS (0.6%)
 9,213    Agilent Technologies, Inc.*                                  339,591
   640    Checkpoint Systems, Inc.*                                     12,768
   888    Coherent, Inc.*                                               27,164
 1,407    Diebold, Inc.                                                 73,713
   267    Digital Theater Systems Inc.*                                  6,766
 1,680    Identix Inc.*                                                  8,938
   400    Itron, Inc.*                                                   8,264
27,803    JDS Uniphase Corp.*                                          141,795
   676    Kronos, Inc.*                                                 26,269
 1,479    Lexar Media, Inc.*                                   $        21,593
 1,007    National Instruments Corp.                                    49,615
 1,105    Newport Corp.*                                                22,177
   762    Paxar Corp.*                                                  10,691
 3,635    Rockwell Automation, Inc.                                    118,392
 2,942    Scientific-Atlanta, Inc.                                      99,557
   525    SeaChange International, Inc.*                                10,605
 4,467    Symbol Technologies, Inc.                                     77,279
 1,657    Tektronix, Inc.                                               51,483
 3,168    Thermo Electron Corp.*                                        88,292
 1,165    Unova, Inc.*                                                  28,554
   905    Varian, Inc.*                                                 36,200
 2,353    Waters Corp.*                                                 89,202
15,439    Xerox Corp.*                                                 226,027
                                                               ---------------
                                                                     1,574,935
                                                               ---------------
          ELECTRONIC PRODUCTION
          EQUIPMENT (0.7%)
   630    Advanced Energy
            Industries, Inc.*                                           14,118
 3,564    Amkor Technology, Inc.*                                       62,049
32,358    Applied Materials, Inc.*                                     704,110
   428    Artisan Components, Inc.*                                      7,764
   766    Asyst Technologies, Inc.*                                     11,735
 1,170    ATMI, Inc.*                                                   31,028
 1,931    Axcelis Technologies, Inc.*                                   24,504
   724    Brooks Automation Inc.*                                       18,100
 5,097    Cadence Design
            Systems, Inc.*                                              84,457
 2,247    Chippac Inc. (Class A)*                                       16,471
 1,155    Cognex Corp.                                                  37,018
   414    Cohu, Inc.                                                     8,408
 1,232    Credence Systems Corp.*                                       17,470
   699    Cymer, Inc.*                                                  30,763
   353    DuPont Photomasks, Inc.*                                       8,271
   544    Electro Scientific
            Industries, Inc.*                                           13,981
 1,795    Entegris Inc.*                                                22,904
   934    FEI Co.*                                                      23,425
   669    FormFactor Inc.*                                              12,457
   510    Helix Technology Corp.                                        12,245
 3,716    KLA-Tencor Corp.*                                            212,072

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   977    Kulicke & Soffa
            Industries, Inc.*                                  $        14,284
 2,476    Lam Research Corp.*                                           66,233
   967    LTX Corp.*                                                    16,845
   878    Mattson Technology, Inc.*                                     10,211
 1,557    Mentor Graphics Corp.*                                        24,320
 1,003    MKS Instruments, Inc.*                                        23,711
   778    Mykrolis Corp.*                                               13,389
 2,956    Novellus Systems, Inc.*                                      100,681
   316    Photon Dynamics, Inc.*                                        12,100
   963    Photronics, Inc.*                                             18,721
 3,044    Synopsys, Inc.*                                              107,423
 3,707    Teradyne, Inc.*                                               99,718
   736    Tessera Technologies, Inc.*                                   13,248
   446    Ultratech Stepper, Inc.*                                      12,961
   672    Varian Semiconductor
            Equipment Associates, Inc.*                                 32,753
   670    Veeco Instruments, Inc.*                                      20,167
                                                               ---------------
                                                                     1,960,115
                                                               ---------------
          ELECTRONICS/APPLIANCE
          STORES (0.2%)
 6,271    Best Buy Co., Inc.                                           315,996
   683    Blockbuster, Inc. (Class A)                                   12,786
 4,059    Circuit City Stores - Circuit
            City Group.                                                 43,431
   485    Electronics Boutique
            Holdings Corp.*                                             12,227
 1,227    Hollywood Entertainment
            Corp.*                                                      14,785
   658    Movie Gallery, Inc.                                           13,199
 3,180    RadioShack Corp.                                             103,604
                                                               ---------------
                                                                       516,028
                                                               ---------------
          ELECTRONICS/APPLIANCES (0.2%)
 5,553    Eastman Kodak Co.                                            157,761
 1,258    Harman International
            Industries, Inc.                                            93,381
   551    Helen of Troy Ltd.*                                           15,781
 1,560    Maytag Corp.                                                  44,678
 1,350    Whirlpool Corp.                                              102,532
                                                               ---------------
                                                                       414,133
                                                               ---------------
          ENGINEERING &
          CONSTRUCTION (0.1%)
 1,431    Dycom Industries, Inc.*                              $        37,020
   352    EMCOR Group, Inc.*                                            14,365
 1,638    Fluor Corp.                                                   60,704
   827    Granite Construction Inc.                                     17,632
   516    Insituform Technologies, Inc.
            (Class A)*                                                   8,302
 1,124    Jacobs Engineering
            Group, Inc.*                                                50,445
 1,013    KFx Inc.*                                                      7,851
   939    MasTec, Inc.*                                                 11,794
 2,277    Quanta Services, Inc.*                                        18,626
   737    Shaw Group Inc. (The)*                                         8,608
   636    URS Corp.*                                                    17,585
                                                               ---------------
                                                                       252,932
                                                               ---------------
          ENVIRONMENTAL SERVICES (0.2%)
 4,223    Allied Waste Industries, Inc.*                                57,644
   344    Ionics, Inc.*                                                  9,422
 1,575    Newpark Resources, Inc.*                                       7,749
 3,069    Republic Services, Inc.                                       76,572
 1,043    Tetra Tech, Inc.*                                             22,842
   626    Waste Connections, Inc.*                                      23,287
11,286    Waste Management, Inc.                                       313,299
                                                               ---------------
                                                                       510,815
                                                               ---------------
          FINANCE/RENTAL/LEASING (1.8%)
   639    Aaron Rents, Inc (Class A)                                    13,604
   530    Advanta Corp. (Class A)                                        7,764
 2,397    Allied Capital Corp.                                          69,321
   401    AMERCO*                                                        9,207
 1,338    American Capital
            Strategies, Ltd.                                            42,843
 3,187    AmeriCredit Corp.*                                            54,816
 1,243    Bay View Capital Corp.*                                        2,896
 4,437    Capital One Financial Corp.                                  315,382
   504    Cash American
            International, Inc.                                         11,017
   806    Charter Municipal Mortgage
            Acceptance Co.                                              17,587
 4,133    CIT Group, Inc.                                              156,723

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   914    CompuCredit Corp.*                                   $        21,095
 3,540    Countrywide Financial Corp.                                  295,767
   828    Credit Acceptance Corp.*                                      13,662
   483    Dollar Thrifty Automotive
            Group, Inc.*                                                12,003
 2,160    Doral Financial Corp.
            (Puerto Rico)                                               70,135
18,827    Fannie Mae                                                 1,451,562
   362    Financial Federal Corp.*                                      12,297
13,535    Freddie Mac                                                  844,855
 1,547    Fremont General Corp.                                         28,666
 1,157    GATX Corp.                                                    26,148
   980    IndyMac Bancorp, Inc.                                         30,517
   534    Interpool, Inc.                                                8,010
24,756    MBNA Corp.                                                   667,422
   753    MCG Capital Corp.                                             15,512
   506    NCO Group, Inc.*                                              12,311
   709    New Century Financial Corp.                                   32,621
 1,307    Ocwen Financial Corp.*                                        13,344
 5,651    Providian Financial Corp.*                                    77,362
 1,333    Ryder System, Inc.                                            49,054
   558    Saxon Capital, Inc.*                                          15,284
 8,803    SLM Corp.                                                    338,035
   390    Student Loan Corp. (The)                                      56,125
 1,493    United Rentals, Inc.*                                         33,443
   810    WFS Financial Inc.*                                           34,530
                                                               ---------------
                                                                     4,860,920
                                                               ---------------
          FINANCIAL
          CONGLOMERATES (3.5%)
24,923    American Express Co.                                       1,292,008
99,954    Citigroup Inc.                                             4,945,724
   524    Euronet Services, Inc.*                                        8,515
39,532    J.P. Morgan Chase & Co.                                    1,537,399
 5,606    John Hancock Financial
            Services, Inc.                                             232,537
 1,315    Leucadia National Corp.                                       64,685
 6,258    Principal Financial Group, Inc.                              217,153
10,473    Prudential Financial, Inc.                                   455,575
 6,476    State Street Corp.                                           348,733
   139    Wesco Financial Corp.                                         50,179
                                                               ---------------
                                                                     9,152,508
                                                               ---------------
          FINANCIAL PUBLISHING/
          SERVICES (0.3%)
   634    Advent Software, Inc.*                               $        11,951
   429    BARRA, Inc.                                                   13,698
 1,436    D&B Corp.*                                                    71,671
 2,842    Equifax, Inc.                                                 73,920
   800    FactSet Research
            Systems Inc.                                                30,440
 2,131    Interactive Data Corp.*                                       38,081
 3,712    McGraw-Hill Companies,
            Inc. (The)                                                 278,474
 2,945    Moody's Corp.                                                188,156
   615    National Financial Insurance                                  20,412
 2,043    SEI Investments Co.                                           69,299
   195    Value Line, Inc.                                               9,730
                                                               ---------------
                                                                       805,832
                                                               ---------------
          FOOD DISTRIBUTORS (0.2%)
 1,832    ARAMARK Corp. (Class B)                                       48,218
   888    Performance Food
            Group Co.*                                                  27,830
12,539    SYSCO Corp.                                                  475,604
   380    United Natural Foods, Inc.*                                   15,135
                                                               ---------------
                                                                       566,787
                                                               ---------------
          FOOD RETAIL (0.4%)
 2,161    7-Eleven, Inc.*                                               35,937
 7,109    Albertson's, Inc.                                            166,066
 1,350    Casey's General Stores, Inc.                                  22,477
14,437    Kroger Co.*                                                  267,518
 1,313    Ruddick Corp.                                                 24,816
 8,570    Safeway Inc.*                                                193,596
 2,598    Supervalu, Inc.                                               75,082
   798    Weis Markets, Inc.                                            27,571
 1,218    Whole Foods Market, Inc.*                                     82,178
   584    Wild Oats Markets, Inc.*                                       7,563
 3,012    Winn-Dixie Stores, Inc.                                       19,759
                                                               ---------------
                                                                       922,563
                                                               ---------------
          FOOD: MAJOR DIVERSIFIED (1.2%)
 7,951    Campbell Soup Co.                                            209,350
 4,345    Del Monte Foods Co.*                                          46,752
 7,234    General Mills, Inc.                                          328,641

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 6,866    Heinz (H.J.) Co.                                     $       242,919
 7,970    Kellogg Co.                                                  301,346
 5,463    Kraft Foods Inc. (Class A)                                   175,963
33,264    PepsiCo, Inc.                                              1,572,057
15,119    Sara Lee Corp.                                               322,337
                                                               ---------------
                                                                     3,199,365
                                                               ---------------
          FOOD: MEAT/FISH/DAIRY (0.3%)
10,403    ConAgra Foods Inc.                                           269,854
 3,022    Dean Foods Co.*                                               96,704
   698    Dreyer's Grand Ice Cream
            Holdings, Inc.                                              54,444
 2,701    Hormel Foods Corp.                                            72,846
   537    Pilgrim's Pride Corp. (Class B)                               10,697
   253    Sanderson Farms, Inc.                                         12,432
 2,145    Smithfield Foods, Inc.*                                       49,356
 6,790    Tyson Foods, Inc. (Class A)                                  104,430
                                                               ---------------
                                                                       670,763
                                                               ---------------
          FOOD: SPECIALTY/
          CANDY (0.3%)
   340    American Italian Pasta Co.
            (Class A)                                                   13,192
   779    Chiquita Brands
            International, Inc.*                                        18,540
    49    Farmer Brothers Co.                                           15,435
 1,032    Flowers Foods Inc.                                            24,923
 1,107    Fresh Del Monte Produce, Inc.                                 28,782
   878    Hain Celestial Group, Inc.*                                   19,852
 2,550    Hershey Foods Corp.                                          192,550
   376    International Multifoods
            Corp.*                                                       7,050
   942    Interstate Bakeries Corp.                                     13,584
   769    Lancaster Colony Corp.                                        32,921
   567    Lance, Inc.                                                    8,925
 2,703    McCormick & Co., Inc.
            (Non-Voting).                                               80,225
 1,420    NBTY, Inc.*                                                   46,548
   843    Ralcorp Holdings, Inc.*                                       27,920
   280    Riviana Foods, Inc.                                            7,165
   970    Smucker (J.M.) Co.                                            45,192
 1,008    Tootsie Roll Industries, Inc.                                 36,288
   795    Topps Co., Inc. (The)                                $         7,322
 4,379    Wrigley (Wm.) Jr. Co.
            (Class A)                                                  246,406
                                                               ---------------
                                                                       872,820
                                                               ---------------
          FOREST PRODUCTS (0.1%)
 2,052    Louisiana-Pacific Corp.                                       43,646
   346    Universal Forest Products, Inc.                               10,553
 4,279    Weyerhaeuser Co.                                             262,987
                                                               ---------------
                                                                       317,186
                                                               ---------------
          GAS DISTRIBUTORS (0.4%)
 1,245    AGL Resources, Inc.                                           36,553
 1,187    Atmos Energy Corp.                                            30,387
 7,239    Dynegy, Inc. (Class A)*                                       32,358
 1,011    Energen Corp.                                                 43,473
 1,215    Equitable Resources, Inc.                                     53,326
 3,083    KeySpan Corp.                                                112,437
 2,388    Kinder Morgan, Inc.                                          140,892
   372    Laclede Group, Inc. (The)                                     11,067
 2,194    MDU Resources Group, Inc.                                     51,822
 1,576    National Fuel Gas Co.                                         39,558
   531    New Jersey Resources Corp.                                    20,491
   732    Nicor Inc.                                                    24,266
 5,086    NiSource, Inc.                                               106,806
   502    Northwest Natural Gas Co.                                     15,462
 1,842    ONEOK, Inc.                                                   41,795
   940    Peoples Energy Corp.                                          39,912
   653    Piedmont Natural
            Gas Co., Inc.                                               27,302
 1,609    Questar Corp.                                                 56,524
 4,384    Sempra Energy                                                136,518
   245    South Jersey Industries, Inc.                                 10,084
 1,372    Southern Union Co.*                                           24,641
   642    Southwest Gas Corp.                                           15,081
   830    UGI Corp.                                                     26,767
 1,465    Vectren Corp.                                                 36,244
   949    WGL Holdings Inc.                                             26,525
                                                               ---------------
                                                                     1,160,291
                                                               ---------------
          HOME BUILDING (0.4%)
   287    Beazer Homes USA Inc.                                         26,757
   650    Brookfield Homes Corp.                                        16,919

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
    66    Cavco Industries, Inc.*                              $         2,079
 1,204    Centex Corp.                                                 127,504
 1,119    Champion Enterprises, Inc.*                                    7,475
 4,707    D.R. Horton, Inc.                                            132,267
   585    Hovnanian Enterprises, Inc.*                                  43,161
   898    KB HOME                                                       60,651
 2,768    Lennar Corp. (Class A)                                       122,069
   291    Levitt Corp. (Class A)*                                        6,024
   621    M.D.C. Holdings, Inc.                                         38,906
   316    M/I Schottenstein
            Homes, Inc.                                                 12,194
   216    Meritage Corp.*                                               14,018
   140    NVR, Inc.*                                                    60,830
   446    Palm Harbor Homes, Inc.*                                       7,738
 2,405    Pulte Homes, Inc.                                            103,752
   479    Ryland Group, Inc. (The)                                      36,524
   698    Standard Pacific Corp.                                        32,597
   595    Technical Olympic USA, Inc.                                   15,333
 1,399    Toll Brothers, Inc.*                                          54,715
   825    WCI Communities, Inc.*                                        18,026
   193    William Lyon Homes, Inc.*                                     12,084
                                                               ---------------
                                                                       951,623
                                                               ---------------
          HOME FURNISHINGS (0.2%)
 1,031    Ethan Allen Interiors, Inc.                                   45,055
 1,081    Furniture Brands
            International, Inc.                                         33,100
   426    Jarden Corp.*                                                 13,832
 1,386    La-Z-Boy, Inc.                                                30,811
 3,719    Leggett & Platt, Inc.                                         91,636
   265    Libbey, Inc.                                                   7,648
 1,294    Mohawk Industries, Inc.*                                      90,037
 5,306    Newell Rubbermaid, Inc.                                      129,626
   646    Select Comfort Corp.*                                         15,039
 1,275    Tupperware Corp.                                              22,504
                                                               ---------------
                                                                       479,288
                                                               ---------------
          HOME IMPROVEMENT
          CHAINS (1.0%)
 1,470    Fastenal Co.                                                  70,678
44,085    Home Depot, Inc. (The)                                     1,563,695
15,236    Lowe's Companies, Inc.                                       815,888
 2,850    Sherwin-Williams Co.                                 $        96,159
                                                               ---------------
                                                                     2,546,420
                                                               ---------------
          HOSPITAL/NURSING
          MANAGEMENT (0.4%)
   444    Amsurg Corp.*                                                 16,721
 2,091    Beverly Enterprises, Inc.*                                    16,686
 2,039    Community Health
            Systems Inc.*                                               57,622
 9,601    HCA, Inc.                                                    431,085
 4,631    Health Management
            Associates, Inc. (Class A)                                 113,506
   732    LifePoint Hospitals, Inc.*                                    25,261
 1,727    Manor Care, Inc.                                              61,654
   981    Orthodontic Centers of
            America, Inc.*                                               7,691
   951    Province Healthcare Co.*                                      17,308
 1,876    Select Medical Corp.                                          32,455
   566    Sunrise Assisted Living, Inc.*                                22,917
 9,197    Tenet Healthcare Corp.*                                      114,043
 1,525    Triad Hospitals, Inc.*                                        54,671
   542    United Surgical Partners
            International Inc.*                                         20,672
 1,123    Universal Health Services, Inc.
            (Class B)                                                   61,675
 1,731    US Oncology, Inc.*                                            22,745
                                                               ---------------
                                                                     1,076,712
                                                               ---------------
          HOTELS/RESORTS/
          CRUISELINES (0.5%)
   760    Boca Resorts, Inc. (Class A)*                                 12,532
12,205    Carnival Corp. (Panama)                                      542,146
   870    Choice Hotels
            International, Inc.                                         33,060
 2,010    Extended Stay America, Inc.                                   30,753
 1,101    Gaylord Entertainment Co.*                                    31,962
 7,351    Hilton Hotels Corp.                                          117,616
 3,606    La Quinta Corp.*                                              27,153
   576    Marcus Corp. (The)                                             9,504
 4,532    Marriott International, Inc.
            (Class A)                                                  201,175
   873    Prime Hospitality Corp.*                                       8,957

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
  3,741   Royal Caribbean Cruises Ltd.
            (Liberia)                                          $       158,506
  3,977   Starwood Hotels & Resorts
            Worldwide, Inc.                                            140,547
    542   Vail Resorts, Inc.*                                            9,577
                                                               ---------------
                                                                     1,323,488
                                                               ---------------
          HOUSEHOLD/PERSONAL
          CARE (2.0%)
  1,139   Alberto-Culver Co. (Class B)                                  71,393
  4,583   Avon Products, Inc.                                          290,196
    784   Church & Dwight Co., Inc.                                     31,242
  4,089   Clorox Co. (The)                                             199,870
 10,410   Colgate-Palmolive Co.                                        533,721
  1,868   Dial Corp. (The)                                              53,425
  2,352   Estee Lauder Companies, Inc.
            (The) (Class A)                                             96,361
 19,603   Gillette Co. (The)                                           710,609
  1,815   International Flavors &
            Fragrances, Inc.                                            66,538
  9,774   Kimberly-Clark Corp.                                         577,252
  1,368   Nu Skin Enterprises, Inc.
            (Class A)                                                   26,539
  1,191   Playtex Products, Inc.*                                        9,754
 25,125   Procter & Gamble Co. (The)                                 2,539,635
                                                               ---------------
                                                                     5,206,535
                                                               ---------------
          INDUSTRIAL
          CONGLOMERATES (3.7%)
 15,208   3M Co.                                                     1,202,801
  1,684   ALLETE, Inc.                                                  55,151
194,915   General Electric Co.**                                     6,554,991
 16,732   Honeywell International, Inc.                                604,360
  3,333   Ingersoll Rand Co. (Class A)
            (Bermuda)                                                  221,744
  1,788   ITT Industries, Inc.                                         133,278
  1,476   SPX Corp.*                                                    83,748
  2,636   Textron, Inc.                                                140,446
  9,153   United Technologies Corp.                                    874,478
    816   Walter Industries, Inc.                                        9,792
                                                               ---------------
                                                                     9,880,789
                                                               ---------------
          INDUSTRIAL MACHINERY (0.4%)
    458   Actuant Corp. (Class A)*                                      16,644
    764   FLIR Systems, Inc.*                                  $        27,657
  1,244   Flowserve Corp.*                                              23,947
    769   FuelCell Energy, Inc.*                                        10,082
    891   Graco Inc.                                                    36,736
    897   IDEX Corp.                                                    37,405
  6,011   Illinois Tool Works Inc.                                     469,459
    876   Kennametal Inc.                                               37,142
    941   Lincoln Electric Holdings, Inc.                               23,280
    942   Nordson Corp.                                                 34,119
  2,307   Parker-Hannifin Corp.                                        126,862
    489   Regal-Beloit Corp.                                            10,000
    695   Roper Industries, Inc.                                        33,701
    377   Tecumseh Products Co.
            (Class A)                                                   16,803
    532   Watts Water Technologies, Inc.                                11,810
    217   Woodward Governor Co.                                         12,781
                                                               ---------------
                                                                       928,428
                                                               ---------------
          INDUSTRIAL SPECIALTIES (0.3%)
    719   Buckeye Technologies Inc.*                                     6,464
    664   Cabot Microelectronics Corp.*                                 30,146
    840   Donaldson Co., Inc.                                           45,377
  4,992   Ecolab Inc.                                                  135,633
  1,228   Ferro Corp.                                                   31,867
    625   Fuller (H.B.) Co.                                             17,500
  1,306   GrafTech International Ltd.*                                  16,247
    543   Headwaters Inc.*                                              12,581
    740   MacDermid, Inc.                                               25,375
    717   Mine Safety Appliances Co.                                    20,442
    412   Minerals Technologies, Inc.                                   21,807
  3,292   PPG Industries, Inc.                                         191,693
    315   Rogers Corp.*                                                 14,663
  2,325   RPM International, Inc.                                       39,292
    651   Spartech Corp.                                                15,689
    611   Symyx Technologies, Inc.*                                     15,984
    981   Valspar Corp. (The)                                           48,559
    325   WD-40 Co.                                                      9,912
                                                               ---------------
                                                                       699,231
                                                               ---------------
          INFORMATION TECHNOLOGY
          SERVICES (1.7%)
  1,015   American Management
            Systems, Inc.*                                              16,819

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
    599   Anteon International Corp.*                          $        17,425
  3,768   BearingPoint, Inc.*                                           36,173
    513   Black Box Corp.                                               26,691
    586   CACI International Inc.
            (Class A)*                                                  25,919
  1,236   CIBER, Inc.*                                                  11,445
  3,180   Citrix Systems, Inc.*                                         63,950
  1,193   Cognizant Technology
            Solutions Corp.*                                            64,458
  9,378   Electronic Data
            Systems Corp.                                              224,697
    857   Epicor Software Corp.*                                        13,592
  1,728   Henry (Jack) &
            Associates, Inc.                                            31,553
  5,912   Infonet Services Corp.
            (Class B)*                                                  12,533
    988   Intergraph Corp.*                                             23,959
 33,335   International Business
            Machines Corp.                                           3,307,832
    557   JDA Software Group, Inc.*                                      8,656
  1,745   Keane, Inc.*                                                  28,147
 12,788   Level 3 Communications,
            Inc.*                                                       76,728
    320   ManTech International
            Corp.*                                                       6,848
    339   MICROS Systems, Inc.*                                         15,191
  7,083   PeopleSoft, Inc.*                                            152,639
  2,521   Perot Systems Corp.
            (Class A)*                                                  34,008
    639   QAD, Inc.*                                                     9,949
  1,299   Reynolds & Reynolds Co. (The)
            (Class A)                                                   34,566
  1,240   RSA Security, Inc.*                                           20,497
  2,357   Sapient Corp.*                                                14,472
    314   SRA International, Inc.
            (Class A)*                                                  11,737
  1,197   Syntel, Inc.                                                  34,569
    660   Systems & Computer
            Technology Corp.*                                           10,857
  6,402   Unisys Corp.*                                                 88,604
    582   Verint Systems Inc.*                                          14,317
  1,558   Wind River Systems, Inc.*                            $        13,056
                                                               ---------------
                                                                     4,451,887
                                                               ---------------
          INSURANCE BROKERS/
          SERVICES (0.3%)
  6,134   AON Corp.                                                    150,712
  1,336   Brown & Brown, Inc.                                           46,306
    512   CCC Information Services
            Group, Inc.*                                                 9,446
  1,589   ChoicePoint Inc.*                                             61,177
    948   Crawford & Co. (Class B)                                       6,503
  1,768   Gallagher (Arthur J.) & Co.                                   55,303
    764   Hilb, Rogal & Hamilton Co.                                    24,425
 10,274   Marsh & McLennan
            Companies, Inc.                                            482,159
                                                               ---------------
                                                                       836,031
                                                               ---------------
          INTEGRATED OIL (3.1%)
  1,745   Amerada Hess Corp.                                            98,401
 20,712   ChevronTexaco Corp.                                        1,788,481
    812   Cimarex Energy Co.*                                           21,421
 13,228   ConocoPhillips                                               871,461
128,071   Exxon Mobil Corp.                                          5,224,016
  1,835   Murphy Oil Corp.                                             111,128
                                                               ---------------
                                                                     8,114,908
                                                               ---------------
          INTERNET RETAIL (0.3%)
  7,771   Amazon.com, Inc.*                                            392,280
  1,364   Drugstore.com, Inc.*                                           9,262
    488   Interactive Corp. (Warrants)
            (due 02/04/09)*                                             19,339
 12,536   InterActiveCorp*                                             406,166
    403   Netflix Inc.*                                                 29,592
                                                               ---------------
                                                                       856,639
                                                               ---------------
          INTERNET SOFTWARE/
          SERVICES (0.5%)
  1,002   Agile Software Corp.*                                         10,421
  2,333   Akamai Technologies, Inc.*                                    30,142
  6,074   Ariba, Inc.*                                                  19,741
    951   Ask Jeeves, Inc.*                                             20,646
  7,861   BEA Systems, Inc.*                                            99,284
  1,827   Borland Software Corp.*                                       18,836

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                                       20

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 9,125    CMGI Inc.*                                           $        25,185
 3,333    CNET Networks, Inc.*                                          35,796
   638    Digital Insight Corp.*                                        14,463
   600    Digital River, Inc.*                                          14,208
 1,146    Digitas Inc.*                                                 12,950
 3,167    Earthlink, Inc.*                                              29,801
   792    GSI Commerce, Inc.*                                            7,904
 4,035    Internap Network
            Services Corp.*                                              9,240
 1,125    Internet Security
            Systems, Inc.*                                              20,070
   447    J2 Global
            Communications, Inc.*                                       10,290
   897    Lionbridge Technologies, Inc.*                                 7,095
   237    MicroStrategy Inc. (Class A)*                                 14,786
   674    Netegrity, Inc.*                                               6,706
 1,137    NIC INC*                                                       8,982
 1,181    Openwave Systems, Inc.*                                       17,526
   620    Packeteer, Inc.*                                              10,317
   530    PEC Solutions, Inc.*                                           7,632
 1,098    Progress Software Corp.*                                      24,496
 2,958    RealNetworks, Inc.*                                           16,476
 1,369    S1 Corp.*                                                     11,773
   627    Secure Computing Corp.*                                       10,753
 9,608    Siebel Systems, Inc.*                                        128,075
 1,321    SonicWALL, Inc.*                                              12,365
   670    Support.com, Inc.*                                             8,971
 1,194    United Online, Inc.*                                          22,232
 4,873    VeriSign, Inc.*                                               85,180
 6,854    Vignette Corp.*                                               16,313
   816    WebEx Communications, Inc.*                                   15,953
 1,016    webMethods, Inc.*                                             10,912
   429    Websense, Inc.                                                14,114
12,631    Yahoo! Inc.*                                                 591,762
                                                               ---------------
                                                                     1,421,396
                                                               ---------------
          INVESTMENT BANKS/
          BROKERS (1.8%)
 8,182    AmeriTrade Holding Corp.*                                    129,685
 1,899    Bear Stearns
            Companies, Inc. (The)                                      156,383
   639    Chicago Marcantile
            Exchange (The)                                     $        55,861
 7,093    E*TRADE Group, Inc.*                                          99,231
 1,553    Edwards (A.G.), Inc.                                          59,092
   590    eSPEED, Inc (Class A)*                                        13,275
 9,174    Goldman Sachs
            Group, Inc. (The)                                          913,272
 1,058    Investment Technology
            Group, Inc.*                                                17,193
 1,056    Jefferies Group, Inc.                                         40,065
 2,213    Knight Trading Group, Inc.*                                   30,539
 1,355    LaBranche & Co., Inc.*                                        13,523
 1,283    Legg Mason, Inc.                                             113,610
 5,261    Lehman Brothers Holdings Inc.                                431,928
18,255    Merrill Lynch & Co., Inc.                                  1,073,211
21,161    Morgan Stanley (Note 4)                                    1,231,782
   376    Piper Jaffray Companies, Inc.*                                17,653
   949    Raymond James Financial, Inc.                                 36,100
26,285    Schwab (Charles) Corp. (The)                                 330,928
   802    Tradestation Group Inc.*                                       8,004
                                                               ---------------
                                                                     4,771,335
                                                               ---------------
          INVESTMENT MANAGERS (0.4%)
   413    Affiliated Managers
            Group, Inc.*                                                35,022
 1,502    Alliance Capital Management
            Holding L.P.                                                55,364
   490    BlackRock, Inc.                                               28,430
 1,336    Eaton Vance Corp.
            (Non-Voting)                                                50,434
 2,105    Federated Investors, Inc.
            (Class B)                                                   65,023
 4,863    Franklin Resources, Inc.                                     280,936
 1,265    Investors Financial
            Services Corp.                                              52,422
 4,663    Janus Capital Group, Inc.                                     78,245
 8,336    Mellon Financial Corp.                                       272,671
 1,797    Nuveen Investments (Class A)                                  51,772
 2,413    Price (T.) Rowe Group, Inc.                                  125,790
 1,596    Waddell & Reed Financial,
            Inc. (Class A)                                              42,358
                                                               ---------------
                                                                     1,138,467
                                                               ---------------

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                                       21

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
          INVESTMENT TRUSTS/
          MUTUAL FUNDS (0.0%)
   418    BP Prudhoe Bay Royalty Trust                         $        10,759
    28    Cross Timbers Royalty Trust                                      731
 1,322    Hugoton Royalty Trust                                         25,356
                                                               ---------------
                                                                        36,846
                                                               ---------------
          LIFE/HEALTH INSURANCE (0.7%)
 9,937    AFLAC, Inc.                                                  366,477
   513    American National
            Insurance Co.                                               46,272
   676    AmerUs Group Co.                                              24,775
   680    Citizens, Inc.*                                                6,344
   823    Delphi Financial Group, Inc.
            (Class A)                                                   31,142
   893    FBL Financial Group, Inc.
            (Class A)                                                   24,763
 1,075    Great American Financial
            Resources, Inc.                                             17,566
 2,740    Jefferson-Pilot Corp.                                        140,672
   233    Kansas City Life
            Insurance Co.                                               10,716
 3,449    Lincoln National Corp.                                       152,273
14,841    MetLife, Inc.                                                497,916
    65    National Western Life
            Insurance Co. (Class A)*                                    10,154
 2,405    Phoenix Companies Ltd.                                        30,544
   573    Presidential Life Corp.                                        8,429
 1,401    Protective Life Corp.                                         49,595
 1,172    Reinsurance Group of
            America, Inc.                                               46,423
   533    StanCorp Financial
            Group, Inc.                                                 34,645
 1,038    The MONY Group Inc.*                                          32,957
 2,230    Torchmark Corp.                                              105,791
   872    UICI*                                                         11,074
 1,049    Universal American
            Financial Corp.*                                            10,899
 5,778    UnumProvident Corp.                                           90,310
                                                               ---------------
                                                                     1,749,737
                                                               ---------------
          MAJOR BANKS (3.9%)
28,789    Bank of America Corp.                                      2,345,152
15,069    Bank of New York Co.,
            Inc. (The)                                         $       478,441
21,661    Bank One Corp.                                             1,096,263
10,543    BB&T Corp.                                                    91,145
 3,398    Comerica, Inc.                                               194,060
20,473    FleetBoston Financial Corp.                                  912,686
 4,435    Huntington Bancshares, Inc.                                   99,034
 8,121    KeyCorp                                                      252,482
11,779    National City Corp.                                          406,611
 5,372    PNC Financial
            Services Group.                                            303,572
 2,583    Popular, Inc.                                                114,324
 6,429    SouthTrust Corp.                                             218,522
 5,496    SunTrust Banks, Inc.                                         397,691
 2,818    UnionBanCal Corp.                                            149,608
25,649    Wachovia Corp.                                             1,186,010
32,675    Wells Fargo & Co.                                          1,875,872
                                                               ---------------
                                                                    10,421,473
                                                               ---------------
          MAJOR
          TELECOMMUNICATIONS (2.1%)
 6,088    ALLTEL Corp.                                                 296,364
15,146    AT&T Corp.                                                   294,741
35,809    BellSouth Corp.                                            1,046,697
 5,323    Cincinnati Bell Inc.                                          29,277
 1,276    Primus Telecommunications
            Group, Inc.*                                                15,401
64,147    SBC Communications, Inc.                                   1,635,749
17,515    Sprint Corp. (FON Group)                                     304,936
53,508    Verizon Communications Inc.                                1,972,305
                                                               ---------------
                                                                     5,595,470
                                                               ---------------
          MANAGED HEALTH CARE (0.8%)
 2,966    Aetna, Inc.                                                  207,620
   399    AMERIGROUP Corp.*                                             16,279
 2,679    Anthem, Inc.*                                                219,089
 5,234    Caremark Rx, Inc.*                                           140,010
   383    Centene Corp.*                                                12,183
 2,723    CIGNA Corp.                                                  168,880
 1,172    Coventry Health Care, Inc.*                                   77,704
 1,921    First Health Group Corp.*                                     38,074
 2,202    Health Net Inc.*                                              73,327
 3,025    Humana, Inc.*                                                 70,573

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                                       22

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   903    Mid Atlantic Medical
            Services, Inc.*                                    $        61,178
 1,569    Oxford Health Plans, Inc.                                     75,626
 1,462    PacifiCare Health
            Systems, Inc.*                                              48,027
   506    Sierra Health Services, Inc.*                                 14,876
11,367    UnitedHealth Group Inc.                                      692,023
   326    WellChoice, Inc.*                                             11,932
 2,866    WellPoint Health
            Networks, Inc.*                                            300,930
                                                               ---------------
                                                                     2,228,331
                                                               ---------------
          MARINE SHIPPING (0.0%)
   809    Alexander & Baldwin, Inc.                                     26,106
 1,540    CMI Corp. (Class A)                                           15,292
   722    General Maritime Corp.                                        15,162
   629    Kirby Corp.*                                                  20,675
                                                               ---------------
                                                                        77,235
                                                               ---------------
          MEDIA CONGLOMERATES (1.5%)
39,631    Disney (Walt) Co. (The)                                      951,144
 2,040    News Corporation Ltd. (The)
            (Pref.) (ADR) (Australia)                                   65,402
87,613    Time Warner Inc.*                                          1,539,360
33,893    Viacom Inc.
            (Class B) (Non-Voting)                                   1,365,888
                                                               ---------------
                                                                     3,921,794
                                                               ---------------
          MEDICAL DISTRIBUTORS (0.4%)
 2,194    AmerisourceBergen Corp.                                      120,780
 1,518    Andrx Group*                                                  37,996
 8,389    Cardinal Health, Inc.                                        537,819
   846    Henry Schein, Inc.*                                           59,338
 5,767    McKesson Corp.                                               169,434
   649    Owens & Minor, Inc.                                           14,895
 1,344    Patterson Dental Co.*                                         88,637
   484    PolyMedica Industries, Inc.                                   12,826
   943    Priority Healthcare
            Corp. (Class B)*                                            24,414
 1,307    PSS World Medical, Inc.*                                      16,494
                                                               ---------------
                                                                     1,082,633
                                                               ---------------
          MEDICAL SPECIALTIES (2.1%)
   568    Advanced Medical Optics,
            Inc.*                                              $        13,002
   420    Advanced Neuromodulation
            System*                                                     18,560
 1,410    Alaris Medical Systems,
            Inc.*                                                       28,200
 1,228    Align Technology, Inc.*                                       25,604
   643    American Medical System
            Holdings*                                                   17,875
   339    Analogic Corp.                                                14,475
 1,795    Apogent Technologies Inc.*                                    48,752
 4,130    Applera Corp. - Applied
            Biosystems Group                                            97,633
 1,344    Arrow International, Inc.                                     36,221
   403    ArthroCare Corp.*                                              9,861
   409    Atrix Laboratories, Inc.*                                     10,417
 1,027    Bard (C.R.), Inc.                                             96,743
 1,016    Bausch & Lomb, Inc.                                           54,610
11,888    Baxter International, Inc.                                   346,535
 1,195    Beckman Coulter, Inc.                                         65,139
 5,006    Becton, Dickinson & Co.                                      225,570
 5,056    Biomet, Inc.                                                 195,465
   507    Bio-Rad Laboratories, Inc.
            (Class A)*                                                  27,403
   375    Biosite Diagnostics Inc.*                                     10,481
15,872    Boston Scientific Corp.*                                     647,419
   639    CONMED Corp.*                                                 16,371
   762    Cooper Companies, Inc. (The)                                  36,881
   839    CTI Molecular Imaging, Inc.*                                  14,028
   435    Cyberonics Inc.*                                              13,202
 2,224    Cytyc Corp.*                                                  36,029
   782    Dade Behring Holdings, Inc.*                                  30,303
   288    Datascope Corp.                                               10,037
 1,462    DENTSPLY International, Inc.                                  61,404
   576    Diagnostic Products Corp.                                     27,907
   362    Digene Corp.*                                                 15,114
 1,148    Edwards Lifesciences Corp.*                                   39,985
 6,026    Guidant Corp.                                                384,941
   470    Haemonetics Corp.*                                            13,395
 1,234    Hillenbrand Industries, Inc.                                  77,125

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                                       23

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   556    IGEN International, Inc.*                            $        35,022
   379    Immucor, Inc.*                                                 8,190
   448    INAMED Corp.*                                                 23,090
   604    Integra LifeSciences
            Holding, Inc.*                                              19,648
   521    Intuitive Surgical, Inc.*                                      9,175
   669    Invacare Corp.                                                28,647
 1,243    KV Pharmaceutical Co.
            (Class A)*                                                  31,286
   754    Kyphon Inc.*                                                  21,858
23,485    Medtronic, Inc.                                            1,155,932
 1,095    Mentor Corp.                                                  31,098
   499    Merit Medical Systems, Inc.*                                  10,969
   950    Millipore Corp.*                                              49,353
   465    Ocular Sciences, Inc.*                                        14,220
   752    OraSure Technologies, Inc.*                                    7,009
 2,422    Pall Corp.                                                    62,972
   355    Penwest
            Pharmaceuticals Co.*                                         6,102
 2,661    Peregrine
            Pharmaceuticals, Inc.*                                       6,466
 2,458    PerkinElmer, Inc.                                             50,758
   727    ResMed, Inc.*                                                 32,024
   692    Respironics, Inc.*                                            34,074
 3,342    St. Jude Medical, Inc.*                                      240,123
 1,440    STERIS Corp.*                                                 36,432
 3,896    Stryker Corp.                                                345,731
   378    SurModics, Inc.*                                               7,851
   853    Sybron Dental
            Specialties, Inc.*                                          23,969
   807    Therasense, Inc.*                                             21,587
 1,215    Thoratec Corp.*                                               18,711
 1,328    Varian Medical
            Systems, Inc.*                                             110,144
   324    Ventana Medical
            Systems, Inc.*                                              14,301
   586    Viasys Healthcare, Inc.*                                      13,923
 1,030    VISX, Inc.*                                                   20,569
   252    Vital Signs, Inc.                                              8,946
   283    West Pharmaceutical
            Services, Inc.                                              10,075
   673    Wright Medical Group, Inc.*                                   21,947
 4,431    Zimmer Holdings, Inc.*                               $       338,972
                                                               ---------------
                                                                     5,637,861
                                                               ---------------
          MEDICAL/NURSING
          SERVICES (0.1%)
   612    American Healthways, Inc.*                                    16,879
 1,213    Apria Healthcare Group, Inc.*                                 36,936
 1,296    DaVita, Inc.*                                                 51,996
 1,265    Hooper Holmes, Inc.                                            8,703
   349    Kindred Healthcare, Inc.*                                     19,537
 1,906    Lincare Holdings, Inc.*                                       61,335
   581    Pediatrix Medical Group, Inc.*                                34,163
   965    Renal Care Group, Inc.*                                       41,891
 1,193    VCA Antech, Inc.*                                             34,001
                                                               ---------------
                                                                       305,441
                                                               ---------------
          METAL FABRICATIONS (0.1%)
   546    Commercial Metals Co.                                         15,528
   808    Harsco Corp.                                                  37,168
 1,034    Kaydon Corp.                                                  28,549
   669    Mueller Industries, Inc.*                                     20,619
 1,683    Timken Co. (The)                                              37,110
                                                               ---------------
                                                                       138,974
                                                               ---------------
          MISCELLANEOUS COMMERCIAL
          SERVICES (0.3%)
 1,371    ABM Industries Inc.                                           24,747
 1,180    Bright Horizons Family
            Solutions, Inc.*                                            52,097
 1,678    Century Business
            Services, Inc.*                                              7,954
 2,011    Copart, Inc.*                                                 33,885
   722    Corporate Executive
            Board Co.                                                   34,476
   312    Costar Group, Inc.*                                           12,907
   673    DiamondCluster
            International, Inc. (Class A)*                               7,396
 2,272    Exult Inc.*                                                   14,336
   958    FTI Consulting, Inc.*                                         14,370
   666    G & K Services, Inc.
            (Class A)                                                   25,808
 2,393    Gartner, Inc. (Class B)*                                      26,084

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   419    Global Imaging
            Systems, Inc.*                                     $        13,274
 2,837    IKON Office Solutions, Inc.                                   33,789
 1,654    Iron Mountain Inc.*                                           68,856
   745    Kroll Inc.*                                                   20,041
   479    MAXIMUS, Inc.*                                                18,442
   235    MemberWorks Inc.*                                              8,641
   849    Navigant Consulting, Inc.*                                    15,392
   489    ProQuest Co.*                                                 15,448
 2,790    Sabre Holdings Corp.                                          58,897
   316    SOURCECORP, Inc.*                                              8,333
   278    StarTek, Inc.                                                 11,092
   891    Sylvan Learning
            Systems, Inc.*                                              26,917
 1,449    TeleTech Holdings, Inc.*                                      15,084
 1,413    The Brink's Co.                                               33,502
 1,712    Viad Corp.                                                    42,920
 1,044    Wireless Facilities, Inc.*                                    14,940
                                                               ---------------
                                                                       659,628
                                                               ---------------
          MISCELLANEOUS
          MANUFACTURING (0.3%)
   708    Ametek, Inc.                                                  36,462
   619    Brady (W.H.) Co. (Class A)                                    23,442
   598    Carlisle Companies, Inc.                                      34,780
 1,151    Crane Co.                                                     34,576
   398    CUNO, Inc.*                                                   16,589
 2,990    Danaher Corp.                                                273,735
   688    Dionex Corp.*                                                 36,842
 3,955    Dover Corp.                                                  163,421
 1,463    Jacuzzi Brands, Inc.*                                         12,582
   957    Pentair, Inc.                                                 43,716
   782    Smith (A.O.) Corp.                                            24,406
   769    Teleflex Inc.                                                 37,604
   743    Tredegar Corp.                                                11,635
   464    Valmont Industries, Inc.                                      10,134
                                                               ---------------
                                                                       759,924
                                                               ---------------
          MOTOR VEHICLES (0.5%)
35,641    Ford Motor Co.                                               518,220
10,909    General Motors Corp.                                         541,959
 5,870    Harley-Davidson, Inc.                                        299,605
                                                               ---------------
                                                                     1,359,784
                                                               ---------------
          MOVIES/ENTERTAINMENT (0.2%)
   717    AMC Entertainment, Inc.*                             $        11,042
   985    Cedar Fair, L.P.                                              30,732
 1,441    Crown Media Holdings, Inc.
            (Class A)*                                                  12,263
 6,829    Fox Entertainment Group, Inc.
            (Class A)*                                                 204,460
 1,031    International Speedway
            Corp. (Class A)                                             48,467
 5,029    Metro-Goldwyn-Mayer Inc.*                                     80,011
 1,071    Pixar, Inc.*                                                  71,222
 1,207    Regal Entertainment Group
            (Class A)                                                   24,345
 2,012    Six Flags, Inc.                                               14,567
 1,092    Speedway Motorsports, Inc.                                    33,568
 1,332    TiVo Inc.*                                                    14,346
                                                               ---------------
                                                                       545,023
                                                               ---------------
          MULTI-LINE INSURANCE (1.7%)
50,531    American International
            Group, Inc.                                              3,509,378
 4,246    CNA Financial Corp.*                                         109,419
 5,514    Hartford Financial Services
            Group, Inc. (The)                                          354,771
 1,175    HCC Insurance Holdings, Inc.                                  36,190
 1,032    Horace Mann
            Educators Corp.                                             16,099
 3,533    Loews Corp.                                                  189,581
 1,164    Nationwide Financial
            Services, Inc. (Class A)                                    41,729
 2,735    Safeco Corp.                                                 119,055
 1,319    Unitrin, Inc.                                                 58,115
   367    Zenith National
            Insurance Corp.                                             12,783
                                                               ---------------
                                                                     4,447,120
                                                               ---------------
          OFFICE EQUIPMENT/
          SUPPLIES (0.2%)
 2,140    Avery Dennison Corp.                                         133,022
 1,130    Hon Industries, Inc.                                          47,313
 1,097    Kimball International, Inc.
            (Class B)                                                   17,892

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,422    Miller (Herman), Inc.                                $        34,327
 4,568    Pitney Bowes, Inc.                                           185,369
   855    Steelcase, Inc. (Class A)                                     11,654
                                                               ---------------
                                                                       429,577
                                                               ---------------
          OIL & GAS PIPELINES (0.2%)
   799    Buckeye Partners, L.P.                                        33,398
11,759    El Paso Corp.                                                 99,952
   196    Enbridge Energy
            Management, LLC*                                             9,409
 4,134    Enterprise Products
            Partners L.P.                                               95,867
   948    Kinder Morgan
            Management, LLC*                                            40,036
   267    Magellan Midstream
            Parners, L.P.                                               13,796
   862    Plains All American
            Pipeline, L.P.                                              27,213
   323    TC Pipelines, L.P.                                            10,498
 1,221    TEPPCO Partners, L.P.                                         47,033
   644    Western Gas
            Resources, Inc.                                             29,882
10,218    Williams Companies,
            Inc. (The)                                                 103,611
                                                               ---------------
                                                                       510,695
                                                               ---------------
          OIL & GAS PRODUCTION (1.0%)
 4,861    Anadarko Petroleum Corp.                                     242,564
 6,280    Apache Corp.                                                 241,654
   408    Berry Petroleum Co.
            (Class A)                                                    7,862
   750    Brown (Tom), Inc.*                                            23,325
 3,849    Burlington Resources, Inc.                                   210,694
   790    Cabot Oil & Gas Corp.                                         24,095
 4,455    Chesapeake Energy Corp.                                       55,509
   625    Comstock Resources Inc.*                                      10,925
 1,316    Denbury Resources Inc.*                                       18,740
 4,506    Devon Energy Corp.                                           254,409
   909    Encore Acquisition Co.*                                       23,107
   626    Energy Partners, Ltd.*                                         8,582
 2,230    EOG Resources, Inc.                                          101,019
   964    Evergreen Resources, Inc.*                                    31,176
 1,042    Forest Oil Corp.*                                    $        25,894
   801    Houston Exploration Co.
            (The)*                                                      28,956
   805    Kcs Energy Inc*                                                8,042
 1,954    Kerr-McGee Corp.                                              95,199
 1,313    Magnum Hunter
            Resources, Inc.*                                            11,476
 1,085    Newfield Exploration Co.*                                     51,201
 1,100    Noble Energy, Inc.                                            48,620
   378    Nuevo Energy Co.*                                              9,998
 7,462    Occidental Petroleum Corp.                                   328,701
   661    Patina Oil & Gas Corp.                                        28,985
   175    Penn Virginia Corp.                                            9,662
 2,287    Pioneer Natural
            Resources Co.*                                              73,001
   790    Plains Exploration &
            Production Co.*                                             12,142
 1,275    Pogo Producing Co.                                            50,873
   350    Quicksilver Resources Inc.*                                   11,984
 1,093    Range Resources Corp.                                         11,258
   523    Remington Oil & Gas Corp.*                                     9,864
   844    Southwestern Energy Co.*                                      17,429
   646    Spinnaker Exploration Co.*                                    21,977
   681    St. Mary Land &
            Exploration Co.                                             19,545
   559    Stone Energy Corp.*                                           23,545
   535    Swift Energy Co.*                                              8,924
 1,441    Ultra Petroleum Corp.
            (Canada)*                                                   35,103
   940    Unit Corp.*                                                   23,340
 5,017    Unocal Corp.                                                 184,726
 1,388    Vintage Petroleum, Inc.                                       17,378
 1,304    Westport Resources Corp.*                                     38,064
 3,571    XTO Energy Inc.                                               93,667
                                                               ---------------
                                                                     2,553,215
                                                               ---------------
          OIL REFINING/MARKETING (0.2%)
 1,333    Ashland, Inc.                                                 61,731
   510    Frontier Oil Corp.                                             9,073
   303    Holly Corp.                                                    8,454
 6,011    Marathon Oil Corp.                                           195,237
 1,251    Premcor Inc.*                                                 37,880

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                                       26

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,502    Sunoco, Inc.                                         $        83,286
 1,262    Tesoro Petroleum Corp.*                                       19,182
 2,365    Valero Energy Corp.                                          125,156
                                                               ---------------
                                                                       539,999
                                                               ---------------
          OILFIELD SERVICES/
          EQUIPMENT (0.8%)
 6,488    Baker Hughes Inc.                                            227,599
 3,067    BJ Services Co.*                                             120,042
   859    Cal Dive International, Inc.*                                 19,740
   493    Carbo Ceramics, Inc.                                          26,597
 1,046    Cooper Cameron Corp.*                                         43,618
 1,283    FMC Technologies, Inc.*                                       31,575
 2,148    Global Industries Ltd.*                                       10,933
 2,452    Grant Prideco, Inc.*                                          33,347
 8,488    Halliburton Co.                                              255,913
 1,370    Hanover Compressor Co.*                                       17,084
   484    Hydril Co.*                                                   12,071
 3,095    Key Energy Services, Inc.*                                    34,602
   624    Lone Star Technologies, Inc.*                                 10,259
   819    Maverick Tube Corp.*                                          14,873
 1,283    McDermott
            International, Inc.*                                        13,664
 1,674    National-Oilwell, Inc.*                                       43,039
   545    Oceaneering
            International, Inc.*                                        16,977
   440    Offshore Logistics, Inc.*                                      9,394
 1,262    Oil States International Inc.*                                19,271
   676    Overseas Shipholding
            Group, Inc.                                                 23,809
11,375    Schlumberger Ltd.
            (Netherlands; Antilles)                                    695,923
   366    SEACOR Holdings, Inc.*                                        15,130
 1,940    Smith International, Inc.*                                    94,012
 1,730    Superior Energy
            Services, Inc.*                                             16,695
 1,174    Tidewater, Inc.                                               37,627
   760    Universal Compression
            Holdings, Inc.*                                             23,309
   262    Valero L.P.                                                   13,166
 1,891    Varco International, Inc.*                                    41,035
   652    Veritas DGC Inc.*                                              8,280
 2,521    Weatherford International Ltd.
            (Bermuda)*                                         $       101,647
   589    W-H Energy Services Inc.*                                      9,324
                                                               ---------------
                                                                     2,040,555
                                                               ---------------
          OTHER CONSUMER
          SERVICES (0.9%)
   778    Alderwoods Group, Inc.*                                        7,784
 3,466    Apollo Group, Inc. (Class A)*                                257,385
   724    Autobytel.com, Inc.*                                           8,970
 3,454    Block (H.&R.), Inc.                                          200,090
 1,850    Career Education Corp.*                                       93,166
19,632    Cendant Corp.*                                               444,665
   705    Central Parking Corp.                                         14,100
   918    Corinthian Colleges, Inc.*                                    57,182
 1,357    DeVry, Inc.*                                                  40,208
12,536    eBay Inc.*                                                   840,288
 1,234    Education Management
            Corp.*                                                      41,425
   631    HealthExtras, Inc.*                                            6,512
 2,340    Homestore.com, Inc.*                                          10,109
   839    ITT Educational
            Services, Inc.*                                             46,455
   339    Pre-Paid Legal
            Services, Inc.*                                              7,726
   785    Priceline.com Inc.*                                           15,001
   807    Renaissance Learning, Inc.                                    23,871
   881    Rollins, Inc.                                                 22,289
 6,015    Service Corp. International*                                  41,323
 5,760    ServiceMaster Co. (The)                                       62,496
 1,202    Sotheby's Holdings, Inc.
            (Class A)*                                                  16,852
 2,045    Stewart Enterprises, Inc.
            (Class A)*                                                  13,068
   199    Strayer Education, Inc.                                       22,467
 2,154    Weight Watchers
            International, Inc.*                                        81,960
                                                               ---------------
                                                                     2,375,392
                                                               ---------------
          OTHER CONSUMER
          SPECIALTIES (0.1%)
 2,826    Fortune Brands, Inc.                                         198,244

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                                       27

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
  1,049   Fossil, Inc.*                                        $        30,431
    690   Matthews International Corp.
            (Class A)                                                   20,700
    335   RC2 Corp.*                                                     8,224
    449   Russ Berrie & Co., Inc.                                       14,202
                                                               ---------------
                                                                       271,801
                                                               ---------------
          OTHER METALS/MINERALS (0.1%)
  2,143   Hecla Mining Co.*                                             16,073
  1,293   Olin Corp.                                                    24,658
  1,738   Phelps Dodge Corp.*                                          131,514
  1,974   USEC Inc.                                                     16,345
                                                               ---------------
                                                                       188,590
                                                               ---------------
          PACKAGED SOFTWARE (3.6%)
  4,534   Adobe Systems, Inc.                                          174,378
    480   Altiris, Inc.*                                                17,352
    294   ANSYS, Inc.*                                                  11,157
  1,151   Ascential Software Corp.*                                     27,854
  1,064   Aspect
            Communications Corp.*                                       18,567
  2,162   Autodesk, Inc.                                                55,239
  4,384   BMC Software, Inc.*                                           87,242
 11,220   Computer Associates
            International, Inc.                                        293,291
  7,827   Compuware Corp.*                                              62,851
  1,439   E.piphany, Inc.*                                              12,275
    934   Fair Isaac Corp.                                              55,452
  1,052   FileNET Corp.*                                                30,824
    873   Hyperion Solutions Corp.*                                     30,005
    754   Inet Technologies, Inc.*                                      11,257
  2,274   Informatica Corp.*                                            22,490
  3,846   Intuit Inc.*                                                 193,915
  1,378   Macromedia, Inc.*                                             24,873
  1,144   Macrovision Corp.*                                            27,685
    745   Magma Design
            Automation, Inc.*                                           21,344
    611   Manhattan Associates, Inc.*                                   17,169
  1,371   Manugistics Group, Inc.*                                      11,023
  1,800   Mercury Interactive Corp.*                                    84,492
  1,928   Micromuse Inc.*                                               15,501
209,502   Microsoft Corp.                                            5,792,730
  1,315   NetIQ Corp.*                                                  17,529
  2,996   Network Associates, Inc.*                            $        51,981
  7,235   Novell, Inc.*                                                 91,885
101,271   Oracle Corp.*                                              1,398,553
    191   PalmSource, Inc.*                                              3,534
  6,243   Parametric
            Technology Corp.*                                           26,158
  2,161   Quest Software, Inc.*                                         36,348
  3,343   Red Hat, Inc.*                                                63,617
  1,053   Retek, Inc.*                                                  10,119
  1,029   Serena Software, Inc.*                                        23,811
  1,844   Sybase, Inc.*                                                 39,867
  6,026   Symantec Corp.*                                              233,809
  4,122   TIBCO Software, Inc.*                                         32,399
    696   Transaction Systems
            Architects, Inc. (Class A)*                                 15,618
    820   Ulticom, Inc.*                                                 9,102
  8,248   VERITAS Software Corp.*                                      271,029
    831   Verity, Inc.*                                                 13,288
                                                               ---------------
                                                                     9,437,613
                                                               ---------------
          PERSONNEL SERVICES (0.1%)
    739   AMN Healthcare
            Services, Inc.*                                             14,189
    380   CDI Corp.                                                     12,373
    485   Gentiva Health
            Services, Inc.*                                              6,058
    805   Kelly Services, Inc. (Class A)                                23,426
    732   Korn/Ferry International*                                      9,370
    785   Labor Ready, Inc.*                                            10,323
  1,510   Manpower, Inc.                                                70,034
  2,185   Monster Worldwide Inc.*                                       53,489
  2,551   MPS Group, Inc.*                                              26,148
    438   Resources Connection Inc.*                                    15,006
  3,318   Robert Half
            International, Inc.*                                        77,940
  1,163   Spherion Corp.*                                               11,293
    942   Watson Wyatt & Co. Holdings
            (Class A)*                                                  21,525
                                                               ---------------
                                                                       351,174
                                                               ---------------
          PHARMACEUTICALS:
          GENERIC DRUGS (0.2%)
  1,113   Alpharma Inc. (Class A)                                       24,174

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                                       28

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
  1,264   Barr Laboratories, Inc.*                             $        95,167
    858   Eon Labs, Inc.*                                               49,018
  1,026   Impax Laboratories, Inc.*                                     19,391
  3,806   IVAX Corp.*                                                   95,150
  5,209   Mylan Laboratories, Inc.                                     127,048
    706   Pharmaceutical
            Resources, Inc.*                                            43,779
  1,652   Valeant Pharmaceuticals
            International                                               38,789
  2,117   Watson
            Pharmaceuticals, Inc.*                                      98,462
                                                               ---------------
                                                                       590,978
                                                               ---------------
          PHARMACEUTICALS: MAJOR (6.0%)
 30,291   Abbott Laboratories                                        1,304,936
 37,576   Bristol-Myers Squibb Co.                                   1,054,007
 57,511   Johnson & Johnson                                          3,072,238
 21,757   Lilly (Eli) & Co.                                          1,480,346
 43,111   Merck & Co. Inc.                                           2,052,084
147,868   Pfizer Inc.                                                5,416,405
 28,471   Schering-Plough Corp.                                        499,381
 25,805   Wyeth                                                      1,056,715
                                                               ---------------
                                                                    15,936,112
                                                               ---------------
          PHARMACEUTICALS: OTHER (0.4%)
  2,554   Allergan, Inc.                                               211,599
    713   AtheroGenics, Inc.*                                           14,866
    662   Cell Therapeutics, Inc.*                                       6,428
    283   Cima Labs, Inc.*                                               9,373
    767   Columbia Laboratories, Inc.*                                   5,484
    730   Connetics Corp.*                                              16,067
  2,636   Endo Pharmaceuticals
            Holdings, Inc.*                                             57,017
    656   Esperion Therapeutics, Inc.*                                  22,671
    680   First Horizon
            Pharmaceutical Corp.*                                       10,880
  7,084   Forest Laboratories, Inc.*                                   527,687
    620   Inspire Pharmaceuticals, Inc.*                                 8,072
    516   Inveresk Research
            Group Inc.*                                                 12,209
    330   Inverness Medical
            Innovations, Inc.*                                           7,623
  4,761   King Pharmaceuticals, Inc.*                                   79,413
    419   Kos Pharmaceuticals, Inc.*                                    21,373
  1,056   Medicis Pharmaceutical Corp.
            (Class A)                                          $        38,396
  1,732   Perrigo Co.                                                   28,872
    554   POZEN Inc.*                                                    8,277
    421   Salix Pharmaceuticals, Ltd.*                                   9,611
  1,764   Sepracor, Inc.*                                               47,716
    437   Teva Pharmaceutical
            Industries Ltd.
            (ADR) (Israel)                                              27,379
    414   United Therapeutics Corp.*                                     8,632
                                                               ---------------
                                                                     1,179,645
                                                               ---------------
          PRECIOUS METALS (0.2%)
  4,027   Coeur D'Alene Mines Corp.*                                    21,947
  3,288   Freeport-McMoRan Copper &
            Gold, Inc. (Class B)                                       121,196
  2,496   Glamis Gold Ltd. (Canada)*                                    37,440
  1,933   Meridian Gold Inc. (Canada)*                                  25,129
  7,967   Newmont Mining Corp.                                         331,905
  1,752   Stillwater Mining Co.*                                        20,078
                                                               ---------------
                                                                       557,695
                                                               ---------------
          PROPERTY - CASUALTY
          INSURERS (1.8%)
  2,307   21st Century
            Insurance Group                                             33,105
  1,715   Alfa Corp.                                                    23,101
    146   Alleghany Corp.*                                              34,018
  1,044   Allmerica Financial Corp.*                                    36,206
 13,632   Allstate Corp. (The)                                         619,711
  1,153   American Financial
            Group, Inc.                                                 32,999
    681   Arch Capital Group Ltd.
            (Bermuda)*                                                  29,869
  1,710   Berkley (W.R.) Corp.                                          65,852
     22   Berkshire Hathaway,
            Inc. (Class A)*                                          1,968,780
  3,660   Chubb Corp. (The)                                            261,653
  3,195   Cincinnati Financial Corp.                                   138,407
    667   Commerce Group, Inc. (The)                                    28,194
  1,242   Erie Indemnity Co. (Class A)                                  53,530
    617   Harleysville Group, Inc.                                      12,556
    400   Infinity Property &
            Casualty Corp.                                              14,576


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                                       29

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,054    Mercury General Corp.                                $        50,265
   344    Midland Co. (The)                                              8,376
 1,421    Odyssey Re Holdings Corp.                                     33,109
   990    Ohio Casualty Corp.*                                          17,672
 3,573    Old Republic
            International Corp.                                         92,434
   413    Philadelphia Consolidated
            Holding Corp.*                                              20,572
   612    PMA Capital Corp. (Class A)                                    3,182
 4,185    Progressive Corp. (The)                                      345,890
   489    RLI Corp.                                                     19,873
   661    Selective Insurance
            Group, Inc.                                                 23,399
 4,332    St. Paul Companies,
            Inc. (The)                                                 182,507
   767    State Auto Financial Corp.                                    18,999
 1,017    Transatlantic Holdings, Inc.                                  84,513
19,469    Travelers Property
            Casualty Corp. (Class B)                                   352,389
   174    White Mountains Insurance
            Group, Ltd. (Bermuda)                                       78,909
                                                               ---------------
                                                                     4,684,646
                                                               ---------------
          PUBLISHING: BOOKS/
          MAGAZINES (0.1%)
   407    Information Holdings Inc.*                                     9,251
 1,218    John Wiley & Sons, Inc.
            (Class A)                                                   32,582
 1,037    Meredith Corp.                                                52,275
 5,580    PRIMEDIA Inc.*                                                15,680
 2,367    Reader's Digest Assoc., Inc.
            (The) (Class A)                                             32,807
   754    Scholastic Corp.*                                             24,203
                                                               ---------------
                                                                       166,798
                                                               ---------------
          PUBLISHING: NEWSPAPERS (0.6%)
 2,217    Belo Corp. (Series A)                                         61,078
 1,580    Dow Jones & Co., Inc.                                         78,178
 5,247    Gannett Co., Inc.                                            449,720
 1,689    Hollinger International, Inc.
            (Class A)                                                   27,463
 1,399    Journal Register Co.*                                         29,533
 1,548    Knight-Ridder, Inc.                                          119,072
   864    Lee Enterprises, Inc.                                $        39,061
   900    McClatchy Co. (The) (Class A)                                 63,882
   581    Media General, Inc. (Class A)                                 37,358
 2,886    New York Times Co. (The)
            (Class A)                                                  140,260
   187    Pulitzer Inc.                                                  9,948
 1,570    Scripps (E.W.) Co. (Class A)                                 149,323
 6,050    Tribune Co.                                                  309,700
   186    Washington Post Co. (The)
            (Class B)                                                  157,265
                                                               ---------------
                                                                     1,671,841
                                                               ---------------
          PULP & PAPER (0.3%)
 1,081    Bowater, Inc.                                                 48,375
 4,936    Georgia-Pacific Corp.                                        138,702
 1,110    Glatfelter (P.H.) Co.                                         13,320
 9,362    International Paper Co.                                      395,732
   997    Longview Fibre Co.                                            12,792
 3,912    MeadWestvaco Corp.                                           105,507
   560    Potlatch Corp.                                                20,888
   288    Schweitzer-Mauduit
            International, Inc.                                          9,187
 1,156    Wausau-Mosinee Paper Corp.                                    14,693
                                                               ---------------
                                                                       759,196
                                                               ---------------
          RAILROADS (0.3%)
 7,270    Burlington Northern
            Santa Fe Corp.                                             233,585
 4,177    CSX Corp.                                                    131,826
   827    Florida East Coast
            Industries, Inc.                                            27,374
 1,705    Kansas City Southern
            Industries, Inc.*                                           25,132
 7,618    Norfolk Southern Corp.                                       169,881
   622    RailAmerica, Inc.*                                             7,277
 4,971    Union Pacific Corp.                                          320,132
                                                               ---------------
                                                                       915,207
                                                               ---------------
          REAL ESTATE
          DEVELOPMENT (0.1%)
   968    Forest City Enterprise,
            Inc. (Class A)                                              50,336
   420    Getty Realty Corp.                                            11,206
   614    Jones Lang LaSalle, Inc.*                                     13,048

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
  627     LNR Property Corp.                                   $        31,281
1,487     St. Joe Co. (The)                                             58,737
  283     Tejon Ranch Co.*                                              11,348
  716     Trammell Crow Co.*                                             9,881
1,134     W.P. Carey & Co., LLC                                         34,133
                                                               ---------------
                                                                       219,970
                                                               ---------------
          REAL ESTATE INVESTMENT
          TRUSTS (1.7%)
  532     Acadia Reality Trust                                           7,129
   98     Alexander's, Inc.*                                            14,210
  373     Alexandria Real Estate
            Equities, Inc.                                              23,070
1,594     AMB Property Corp.                                            55,710
1,092     American Financial
            Reality Trust                                               19,787
  372     Amli Residential
            Properties Trust                                             9,784
1,757     Annaly Mortgage
            Management Inc.                                             34,472
1,387     Anthracite Capital, Inc.                                      15,063
  657     Anworth Mortgage
            Asset Corp.                                                  9,152
1,837     Apartment Investment &
            Management Co. (Class A)                                    64,626
3,838     Archstone-Smith Trust                                        105,276
1,245     Arden Realty, Inc.                                            38,595
1,379     Avalonbay Communities, Inc.                                   67,709
  323     Bedford Property
            Investors, Inc.                                              9,512
1,897     Boston Properties, Inc.                                       94,907
  905     Brandywine Realty Trust                                       25,032
  962     BRE Properties, Inc. (Class A)                                31,804
  743     Burnham Pacific
            Properties, Inc.*                                              349
  768     Camden Property Trust                                         33,408
1,000     Capital Automotive REIT                                       35,290
1,018     CarrAmerica Realty Corp.                                      32,342
1,780     Catellus Development Corp.                                    46,565
  589     CBL & Associates
            Properties, Inc.                                            35,605
  448     CenterPoint Properties Corp.                                  35,885
  846     Chelsea Property Group, Inc.                         $        46,970
  787     Colonial Properties Trust                                     31,637
1,493     Commercial Net Lease Realty                                   27,322
1,069     Cornerstone Realty
            Income Trust, Inc.                                           9,920
  574     Corporate Office
            Properties Trust                                            12,691
  596     Corrections Corporation of
            America*                                                    16,938
  947     Cousins Properties, Inc.                                      29,073
1,923     Crescent Real Estate
            Equities Co.                                                34,614
1,674     Developers Diversified
            Realty Corp.                                                57,552
2,649     Duke Realty Corp.                                             87,073
  358     EastGroup Properties, Inc.                                    12,441
  393     Entertainment
            Properties Trust                                            13,912
  828     Equity Inns, Inc.                                              7,825
7,761     Equity Office
            Properties Trust                                           230,114
1,877     Equity One, Inc.                                              34,161
5,325     Equity Residential                                           154,958
  509     Essex Property Trust, Inc.                                    31,634
  953     Federal Realty
            Investment Trust                                            39,349
1,152     FelCor Lodging Trust, Inc.*                                   13,536
1,118     First Industrial Realty
            Trust, Inc.                                                 40,896
2,725     Friedman, Billings,
            Ramsey Group, Inc.                                          64,855
  538     Gables Residential Trust                                      19,422
4,191     General Growth
            Properties, Inc.                                           125,730
  856     Glenborough Realty Trust Inc.                                 16,615
  862     Glimcher Realty Trust                                         21,714
1,237     Health Care Property
            Investors, Inc.                                             69,557
  827     Health Care REIT, Inc.                                        32,005
  835     Healthcare Realty Trust, Inc.                                 34,277
  816     Heritage Property
            Investment Trust                                            23,786

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,036    Highwoods Properties, Inc.                           $        28,283
   565    Home Properties of
            New York, Inc.                                              22,628
 1,213    Hospitality
            Properties Trust                                            50,764
 5,877    Host Marriott Corp.*                                          74,462
 3,496    HRPT Properties Trust                                         37,058
 1,135    Impac Mortgage
            Holdings, Inc.                                              22,814
   722    Investors Real Estate Trust                                    7,545
 1,962    iStar Financial Inc.                                          78,519
   426    Keystone Property Trust                                       10,041
   859    Kilroy Realty Corp.                                           28,132
 2,139    Kimco Realty Corp.                                            98,672
   416    Koger Equity, Inc.                                             9,622
   468    Kramont Reality Trust                                          8,705
   686    Lexington Corporate
            Properties Trust                                            14,475
 1,547    Liberty Property Trust                                        59,683
   933    Macerich Co. (The)                                            44,905
 1,129    Mack-Cali Realty Corp.                                        45,804
   833    Maguire Properties, Inc.                                      20,242
   437    Manufactured Home
            Communities, Inc.                                           14,683
 1,189    MeriStar Hospitality Corp.*                                    8,228
   381    Mid-America Apartment
            Communities, Inc.                                           13,148
   933    Mills Corp.                                                   43,888
   522    National Health Investors, Inc.                               13,546
 1,683    Nationwide Health
            Properties, Inc.                                            36,689
 1,893    New Plan Excel Realty Trust                                   47,723
   496    Novastar Financial, Inc.                                      24,364
   784    Pan Pacific Retail
            Properties, Inc.                                            40,070
   202    Parkway Properties, Inc.                                       9,494
   680    Pennsylvania Real Estate
            Investment Trust                                            25,405
 3,572    Plum Creek Timber Co., Inc.                                  107,874
 1,062    Post Properties, Inc.                                         29,683
 1,172    Prentiss Properties Trust                                     39,262
 3,503    ProLogis Trust                                               114,338
   417    PS Business Parks,
            Inc. (Class A)                                     $        18,056
 2,460    Public Storage, Inc.                                         116,875
   486    RAIT Investment Trust                                         12,796
   970    Rayonier Inc.                                                 38,315
   684    Realty Income Corp.                                           28,242
 1,321    Reckson Associates
            Realty Corp.                                                33,752
   507    Redwood Trust, Inc.                                           27,900
 1,161    Regency Center Corp.                                          48,414
 1,722    Rouse Co. (The)                                               84,791
   307    Saul Centers, Inc.                                             8,449
 1,240    Senior Housing
            Properties Trust                                            22,419
   878    Shurgard Storage
            Centers, Inc. (Class A)                                     33,373
 3,742    Simon Property Group, Inc.                                   194,771
   668    SL Green Realty Corp.                                         28,704
   261    Sovran Self Storage, Inc.                                      9,735
   721    Summit Properties Inc.                                        16,641
   359    Sun Communities, Inc.                                         14,130
   202    Tanger Factory Outlet
            Centers, Inc.                                                8,464
 1,271    Taubman Centers, Inc.                                         29,525
 1,397    Thornburg Mortgage, Inc.                                      40,345
   320    Town & Country Trust                                           8,160
 2,936    Trizec Properties, Inc.                                       46,653
 2,344    United Dominion Realty
            Trust, Inc.                                                 43,364
 1,550    Ventas, Inc.                                                  38,750
 2,231    Vornado Realty Trust                                         124,824
   910    Washington Real Estate
            Investment Trust                                            26,663
 1,018    Weingarten Realty Investors                                   48,355
                                                               ---------------
                                                                     4,569,074
                                                               ---------------
          RECREATIONAL PRODUCTS (0.3%)
   349    Action Performance
            Companies, Inc.                                              6,006
 1,718    Activision, Inc.*                                             32,316
   426    Arctic Cat, Inc.                                              10,820
 2,358    Atari, Inc.*                                                   7,970

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                                       32

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,860    Brunswick Corp.                                      $        64,821
 1,831    Callaway Golf Co.                                             32,793
 5,772    Electronic Arts Inc.*                                        270,476
 3,381    Hasbro, Inc.                                                  66,775
   529    K2 Inc.*                                                       9,506
   594    Leapfrog Enterprises, Inc.
            (Class A)*                                                  16,579
 1,400    Marvel Enterprises, Inc.*                                     45,122
 8,329    Mattel, Inc.                                                 157,501
   567    Monaco Coach Corp.*                                           12,616
   422    Polaris Industries Inc.                                       34,992
 1,174    Scientific Games Corp.
            (Class A)*                                                  17,598
   859    Take-Two Interactive
            Software, Inc.*                                             24,911
 1,192    Thor Industries, Inc.                                         35,760
   834    THQ, Inc.*                                                    13,928
   396    Winnebago Industries, Inc.                                    27,625
   584    WMS Industries, Inc.*                                         16,965
                                                               ---------------
                                                                       905,080
                                                               ---------------
          REGIONAL BANKS (2.4%)
   412    1st Source Corp.                                               8,652
   306    Alabama National
            BanCorporation                                              16,301
   950    Amcore Financial, Inc.                                        26,410
 6,802    AmSouth Bancorporation                                       168,009
 1,420    Associated Banc-Corp.                                         61,330
   152    BancFirst Corp.                                                8,500
 1,511    BancorpSouth, Inc.                                            33,862
 1,084    Bank of Hawaii Corp.                                          47,468
 3,173    Banknorth Group, Inc.                                        102,171
 1,106    BOK Financial Corp.*                                          43,543
   444    Boston Private Financial
            Holdings, Inc.                                              11,446
   258    Capital City Bank Group, Inc.                                 11,032
   356    Cathay Bancorp, Inc.                                          19,608
   313    Central Pacific
            Financial Corp.                                              8,529
 4,314    Charter One Financial, Inc.                                  156,210
   483    Chemical Financial Corp.                                      16,726
   854    Chittenden Corp.                                              27,883
 1,247    Citizens Banking Corp.                               $        41,538
   325    City Holding Co.                                              11,265
   949    City National Corp.                                           57,433
 2,411    Colonial BancGroup,
            Inc. (The)                                                  40,649
 1,446    Commerce Bancorp, Inc.                                        84,663
 1,349    Commerce Bancshares, Inc.                                     65,993
   253    Community Bank
            System, Inc.                                                12,055
 1,027    Community First
            Bankshares, Inc.                                            28,510
 2,359    Compass Bancshares, Inc.                                      92,992
   724    Corus Bankshares, Inc.                                        26,223
 1,005    Cullen/Frost Bankers, Inc.                                    40,632
 1,373    CVB Financial Corp.                                           27,721
   532    East West Bancorp, Inc.                                       27,824
   902    F.N.B Corp.                                                   18,626
11,085    Fifth Third Bancorp                                          640,602
   775    First Bancorp (Puerto Rico)                                   31,357
 1,027    First Charter Corp.                                           20,540
   303    First Citizens
            BancShares, Inc. (Class A)                                  35,760
 1,523    First Commonwealth
            Financial Corp.                                             21,901
   309    First Community Bancorp                                       11,961
 1,503    First Financial Bancorp                                       24,980
   302    First Financial
            Bankshares, Inc.                                            12,123
   264    First Financial Corp.                                          7,775
   361    First Merchants Corp.                                          9,025
   909    First Midwest Bancorp, Inc.                                   30,042
   902    First National
            Bankshares of Florida                                       15,605
   284    First Republic Bank                                           10,877
 2,432    First Tennessee
            National Corp.                                             108,029
 1,679    FirstMerit Corp.                                              43,587
 1,013    Flagstar Bancorp                                              23,481
   563    Frontier Financial Corp.                                      19,103
 2,136    Fulton Financial Corp.                                        46,287
   377    Glacier Bancorp, Inc.                                         11,612
   760    Gold Banc Corp., Inc.                                         10,473

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                                       33

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
 1,019    Greater Bay Bancorp                                  $        27,737
   297    Hancock Holding Co.                                           17,078
   465    Harleysville National Corp.                                   14,117
 3,047    Hibernia Corp. (Class A)                                      69,106
   868    Hudson United Bancorp                                         32,932
   285    Independent Bank
            Corp. - Massachusetts                                        8,807
   750    International
            Bancshares Corp.                                            37,493
   661    Irwin Financial Corp.                                         21,978
 2,326    M&T Bank Corp.                                               209,270
   369    Main Street Banks, Inc.                                        9,594
 4,387    Marshall & Ilsley Corp.                                      168,154
 1,627    Mercantile Bankshares Corp.                                   71,084
   457    Mid-State Bancshares                                          11,137
   348    Midwest Banc Holdings, Inc.                                    8,456
 3,972    National Commerce
            Financial Corp.                                            112,725
   772    National Penn
            Bancshares, Inc.                                            25,013
   894    NBT Bancorp, Inc.                                             19,552
 2,939    North Fork
            Bancorporation, Inc.                                       123,879
 4,270    Northern Trust Corp.                                         202,825
 1,299    Old National Bancorp                                          27,772
   379    Oriental Financial Group, Inc.                                 9,665
   660    Pacific Capital Bancorp                                       24,044
   267    Park National Corp.                                           29,773
   370    Prosperity Bancshares, Inc.                                    8,751
   787    Provident Bankshares Corp.                                    24,192
   947    Provident Financial
            Group, Inc.                                                 32,283
 1,034    R&G Financial Corp.
            (Class B) (Puerto Rico)                                     30,282
 4,305    Regions Financial Corp.                                      161,438
 1,568    Republic Bancorp Inc.                                         21,215
   558    Riggs National Corp.                                           8,565
   818    S & T Bancorp, Inc.                                           24,745
   283    Sandy Spring Bancorp, Inc.                                    10,117
   968    Santander Bancorp
            (Puerto Rico)                                               26,572
   512    Seacoast Financial
            Services Corp.                                     $        17,695
   865    Silicon Valley Bancshares*                                    29,912
 1,763    Sky Financial Group, Inc.                                     47,901
 1,143    South Financial
            Group, Inc. (The)                                           33,936
   735    Southwest Bancorporation of
            Texas, Inc.                                                 27,614
   291    Sterling Bancorp                                               8,817
   863    Sterling Bancshares, Inc.                                     10,770
   331    Sterling Financial Corp.                                       9,599
   215    Suffolk Bancorp                                                7,411
   776    Susquehanna
            Bancshares, Inc.                                            19,625
 5,847    Synovus Financial Corp.                                      146,760
 1,375    TCF Financial Corp.                                           68,833
   689    Texas Regional
            Bancshares, Inc. (Class A)                                  26,485
   448    Trust Co. of New Jersey (The)                                 18,847
 2,142    Trustco Bank Corp. of
            New York                                                    28,896
 1,133    Trustmark Corp.                                               33,582
37,371    U.S. Bancorp                                               1,056,478
   974    UCBH Holdings, Inc.                                           38,824
   572    UMB Financial Corp.                                           28,057
   704    Umpqua Holdings Corp.                                         14,291
 3,654    Union Planters Corp.                                         110,607
 1,234    United Bankshares, Inc.                                       37,168
   417    United Community
            Banks, Inc.                                                 14,432
   422    Unizan Financial Corp.                                        10,609
 1,831    Valley National Bancorp                                       52,110
   391    WesBanco, Inc.                                                10,882
   639    Westamerica Bancorporation                                    31,528
   857    Whitney Holding Corp.                                         34,546
 1,279    Wilmington Trust Corp.                                        47,745
   364    Wintrust Financial Corp.                                      17,042
 1,741    Zions Bancorporation                                         102,092
                                                               ---------------
                                                                     6,252,369
                                                               ---------------

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                                       34

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
          RESTAURANTS (0.7%)
 1,065    Applebee's International, Inc.                       $        40,598
   942    Bob Evans Farms, Inc.                                         29,701
 1,873    Brinker International, Inc.*                                  66,211
   959    CBRL Group, Inc.                                              35,991
   720    CEC Entertainment, Inc.*                                      34,330
 1,002    Cheesecake
            Factory, Inc. (The)*                                        42,896
 1,124    CKE Restaurants, Inc.*                                         8,509
 3,194    Darden Restaurants, Inc.                                      63,880
   619    IHOP Corp.                                                    21,975
 1,003    Jack in the Box Inc.*                                         24,072
 1,124    Krispy Kreme
            Doughnuts, Inc.*                                            40,059
   558    Landry's Restaurants, Inc.                                    15,462
   405    Lone Star Steakhouse &
            Saloon, Inc.                                                10,453
24,591    McDonald's Corp.                                             632,972
 1,450    Outback Steakhouse, Inc.                                      64,293
   570    P.F. Chang's China
            Bistro, Inc.*                                               26,391
   604    Panera Bread Co. (Class A)*                                   24,613
   350    Papa John's
            International, Inc.*                                        11,918
   798    RARE Hospitality
            International, Inc.*                                        20,612
   297    Red Robin Gourmet
            Burgers Inc.*                                                8,245
 1,260    Ruby Tuesday, Inc.                                            35,204
 1,231    Ryan's Family Steak
            Houses, Inc.*                                               20,225
   694    Sonic Corp.*                                                  22,791
 7,578    Starbucks Corp.*                                             278,567
   528    The Steak n Shake Co.*                                        10,549
   934    Triarc Co., Inc. (Class A)                                    10,881
 1,868    Triarc Companies, Inc.
            (Class B)                                                   21,669
 2,301    Wendy's International, Inc.                                   91,419
 5,699    Yum! Brands, Inc.*                                           193,253
                                                               ---------------
                                                                     1,907,739
                                                               ---------------
          SAVINGS BANKS (0.9%)
   728    Anchor Bancorp
            Wisconsin, Inc.                                    $        19,219
 1,538    Astoria Financial Corp.                                       60,705
 2,535    Bank Mutual Corp.                                             27,809
 1,164    BankAtlantic Bancorp,
            Inc. (Class A)                                              19,206
   578    BankUnited Financial Corp.*                                   15,959
 1,492    Brookline Bancorp, Inc.                                       23,693
 1,422    Capitol Federal Financial                                     54,392
   580    Charter Financial Corp.                                       23,177
   987    Commercial Federal Corp.                                      27,379
   214    Connecticut Bancshares, Inc.                                  11,077
   552    Dime Community Bancshares                                     16,808
   600    Downey Financial Corp.                                        30,858
   293    Fidelity Bankshares, Inc.                                     10,542
   151    First Essex Bamcorp, Inc.                                      8,723
   386    First Federal Capital Corp.                                    8,226
 1,577    First Niagara Financial
            Group, Inc.                                                 23,229
   540    First Sentinel Bancorp, Inc.                                  11,480
   339    Firstfed America
            Bancorp, Inc.                                                9,390
   446    Firstfed Financial Corp.*                                     19,071
 2,944    Golden West Financial Corp.                                  305,381
 2,584    GreenPoint Financial Corp.                                   102,275
   513    Harbor Florida
            Bancshares, Inc.                                            14,749
 3,712    Hudson City Bancorp, Inc.                                    146,438
   592    Hudson River Bancorp, Inc.                                    12,278
 1,161    Independence Community
            Bank Corp.                                                  44,873
   480    MAF Bancorp, Inc.                                             20,664
   739    MB Financial, Inc.                                            27,432
   984    Net.B@nk, Inc.                                                11,218
 3,730    New York Community
            Bancorp, Inc.                                              153,863
 1,139    Northwest Bancorp, Inc.                                       25,605
 1,199    People's Bank                                                 45,454

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                                       35

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
    323   PFF Bancorp, Inc.                                    $        12,258
  5,507   Sovereign Bancorp, Inc.                                      124,513
  1,269   Staten Island Bancorp, Inc.                                   29,847
    289   Sterling Financial Corp.*                                     10,965
    665   United Community
            Financial Corp.                                              8,080
  2,050   W. Holding Co., Inc.
            (Puerto Rico)                                               40,283
  1,351   Washington Federal, Inc.                                      37,828
 17,426   Washington Mutual, Inc.                                      771,972
    658   Waypoint Financial Corp.                                      15,252
    884   Webster Financial Corp.                                       44,509
    836   Westcorp                                                      33,440
                                                               ---------------
                                                                     2,460,120
                                                               ---------------
          SEMICONDUCTORS (3.2%)
    487   Actel Corp.*                                                  12,472
  6,754   Advanced Micro
            Devices, Inc.*                                             100,364
 32,357   Agere Systems
            Inc. (Class A)*                                            124,574
  7,466   Altera Corp.*                                                167,164
    584   Amis Holdings, Inc.*                                          11,324
  7,132   Analog Devices, Inc.                                         341,266
  5,948   Applied Micro Circuits Corp.*                                 43,242
  9,135   Atmel Corp.*                                                  64,493
  5,735   Broadcom Corp. (Class A)*                                    232,784
  1,650   Cirrus Logic, Inc.*                                           12,293
  5,378   Conexant Systems, Inc.*                                       35,871
  2,310   Cypress
            Semiconductor Corp.*                                        48,972
    964   DSP Group, Inc.*                                              25,507
    755   ESS Technology, Inc.*                                         12,495
    788   Exar Corp.*                                                   15,933
  2,290   Fairchild Semiconductor
            Corp. (Class A)*                                            56,105
    617   Genesis Microchip, Inc.*                                      12,124
  3,316   GlobespanVirata, Inc.*                                        26,362
  1,398   Integrated Circuit
            Systems, Inc.*                                              35,999
  2,031   Integrated Device
            Technology, Inc.*                                           37,005
    546   Integrated Silicon
            Solution, Inc.*                                    $         8,829
126,651   Intel Corp.                                                3,875,521
  1,253   International Rectifier Corp.*                                63,402
  2,692   Intersil Corp. (Class A)                                      70,638
  3,152   Lattice
            Semiconductor Corp.*                                        33,821
  6,111   Linear Technology Corp.                                      244,440
  7,345   LSI Logic Corp.*                                              75,580
  6,339   Maxim Integrated
            Products, Inc.                                             324,240
  2,555   Micrel, Inc.*                                                 43,307
  4,019   Microchip Technology Inc.                                    115,747
 11,831   Micron Technology, Inc.*                                     190,597
    566   Microsemi Corp.*                                              17,235
  2,122   Mindspeed Technologies Inc.*                                  20,562
  3,589   National
            Semiconductor Corp.*                                       137,997
  3,142   NVIDIA Corp.*                                                 69,910
  4,212   ON Semiconductor Corp.*                                       29,484
    871   Pixelworks, Inc.*                                             14,154
    840   Power Integrations, Inc.*                                     24,856
  1,897   Rambus Inc.*                                                  59,243
  3,599   RF Micro Devices, Inc.*                                       34,262
  1,430   Semtech Corp.*                                                35,650
    655   Sigmatel Corp.*                                               16,375
  1,378   Silicon Image, Inc.*                                          13,987
    964   Silicon Laboratories Inc.*                                    49,424
  1,853   Silicon Storage
            Technology, Inc.*                                           22,292
    847   Siliconix, Inc.*                                              41,215
  3,371   Skyworks Solutions, Inc.*                                     36,036
    328   Standard Microsystems
            Corp.*                                                      10,653
 33,533   Texas Instruments Inc.                                     1,051,260
  2,740   Transmeta Corp.*                                              10,412
  4,484   TriQuint Semiconductor, Inc.*                                 38,428
  5,650   Vitesse
            Semiconductor Corp.*                                        46,613
  6,655   Xilinx, Inc.*                                                278,911
    793   Zoran Corp.*                                                  15,210
                                                               ---------------
                                                                     8,536,640
                                                               ---------------

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                                       36

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
          SERVICES TO THE
          HEALTH INDUSTRY (0.5%)
  543     aaiPharma Inc.*                                      $        15,448
  912     Accredo Health, Inc.*                                         30,917
1,874     AdvancePCS*                                                  106,987
  262     Advisory Board Co. (The)*                                     10,265
  621     Albany Molecular
            Research, Inc.*                                              9,352
  696     Cerner Corp.*                                                 27,283
1,141     Covance, Inc.*                                                32,667
  789     Dendrite International, Inc.*                                 13,405
  890     Eclipsys Corp.*                                               12,700
  643     eResearch Technology, Inc.*                                   21,541
1,539     Express Scripts, Inc.
            (Class A)*                                                 106,453
  574     IDX Systems Corp.*                                            16,812
4,640     IMS Health Inc.                                              119,387
2,773     Laboratory Corp. of
            America Holdings*                                          118,407
5,354     Medco Health Solutions Inc.*                                 197,295
1,067     MedQuist Inc.*                                                18,416
  681     NDC Health Corp.                                              19,218
  825     Odyssey Healthcare, Inc.*                                     24,387
1,857     Omnicare, Inc.                                                81,764
  501     PAREXEL International Corp.*                                   8,642
  593     Per-Se Technologies, Inc.*                                     9,411
1,144     Pharmaceutical Product
            Development, Inc.*                                          33,748
1,982     Quest Diagnostics Inc.                                       168,470
  804     Stericycle, Inc.*                                             35,537
  306     VistaCare, Inc. (Class A)*                                     9,731
5,947     WebMD Corp.*                                                  53,523
                                                               ---------------
                                                                     1,301,766
                                                               ---------------
          SPECIALTY INSURANCE (0.3%)
2,084     Ambac Financial Group, Inc.                                  155,821
  839     CNA Surety Corp.*                                              8,507
2,628     Fidelity National
            Financial, Inc.                                            108,300
1,515     First American Corp.                                          45,541
  318     LandAmerica Financial
            Group, Inc.                                                 17,350
  191     Markel Corp.*                                                 51,835
2,774     MBIA Inc.                                                    174,762
1,949     MGIC Investment Corp.                                $       134,364
1,811     PMI Group, Inc. (The)                                         69,941
  919     Proassurance Corp.*                                           29,913
1,762     Radian Group, Inc.                                            82,039
  349     Stewart Information
            Services Corp.                                              16,316
  279     Triad Guaranty, Inc.*                                         14,480
                                                               ---------------
                                                                       909,169
                                                               ---------------
          SPECIALTY STORES (0.8%)
  376     Ac Moore Arts & Crafts, Inc.*                                  8,456
1,394     Advance Auto Parts, Inc.*                                     54,254
  633     Asbury Automotive
            Group Inc.*                                                 11,046
5,330     AutoNation, Inc.*                                             87,305
1,747     AutoZone, Inc.*                                              147,307
1,307     Barnes & Noble, Inc.*                                         44,242
5,737     Bed Bath & Beyond Inc.*                                      232,980
1,137     Boise Cascade Corp.                                           36,896
  685     Bombay Co., Inc. (The)*                                        5,158
1,500     Borders Group, Inc.                                           32,955
2,008     CarMax Inc.*                                                  66,967
  351     Central Garden & Pet Co.*                                     11,888
2,004     Claire's Stores, Inc.                                         36,673
  445     Cost Plus, Inc.*                                              19,304
1,037     CSK Auto Corp.*                                               20,232
  311     Dick's Sporting Goods, Inc.*                                  15,472
  495     Group 1 Automotive, Inc.*                                     18,196
  530     Guitar Center, Inc.*                                          18,211
  428     Haverty Furniture
            Companies, Inc.                                              9,018
  300     Hibbett Sporting
            Goods, Inc.*                                                 9,330
  450     Jo-Ann Stores, Inc.*                                          10,593
  960     Linens `N Things, Inc.*                                       27,706
1,347     Michaels Stores, Inc.                                         60,305
6,239     Office Depot, Inc.*                                           99,512
1,052     O'Reilly Automotive, Inc.*                                    40,470
1,052     Pep Boys-Manny Moe & Jack                                     23,186
  283     PETCO Animal Supplies Inc.*                                    8,974
2,667     PETSMART, Inc.                                                62,594
1,723     Pier 1 Imports, Inc.                                          35,752

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                                       37

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   846    Regis Corp.                                          $        36,547
 1,685    Rent-A-Center, Inc.*                                          52,521
   295    Sharper Image Corp.*                                          10,667
   673    Sonic Automotive, Inc.                                        15,062
 9,451    Staples, Inc.*                                               251,491
 2,841    Tiffany & Co.                                                112,617
 4,136    Toys `R' Us, Inc.*                                            58,400
   678    Tractor Supply Co.*                                           28,713
   838    Tuesday Morning Corp.*                                        26,489
   721    United Auto Group, Inc.                                       20,433
   388    West Marine, Inc.*                                            10,674
 2,262    Williams-Sonoma, Inc.*                                        72,633
   725    Zale Corp.*                                                   39,186
                                                               ---------------
                                                                     1,990,415
                                                               ---------------
          SPECIALTY
          TELECOMMUNICATIONS (0.3%)
 3,878    American Tower Corp.
            (Class A)*                                                  42,619
 2,794    CenturyTel, Inc.                                              73,762
 5,511    Citizens
            Communications Co.*                                         64,644
   579    Commonwealth Telephone
            Enterprises, Inc.*                                          21,301
 4,372    Covad Communications
            Group, Inc. (c)*                                            15,346
 4,260    Crown Castle
            International Corp.*                                        52,824
 1,093    General Communication,
            Inc. (Class A)*                                              9,804
   490    IDT Corp.*                                                    10,315
 1,686    NTL, Inc.*                                                   111,849
 2,908    PanAmSat Corp.*                                               61,359
 1,056    PTEK Holdings, Inc.*                                          10,243
33,764    Qwest Communications
            International, Inc.*                                       136,407
   284    SureWest Communications                                        9,824
   957    Time Warner Telecom Inc.
            (Class A)*                                                  10,450
 1,874    Verso Technologies, Inc.*                                      4,142
 1,302    West Corp.*                                                   32,810
                                                               ---------------
                                                                       667,699
                                                               ---------------
          STEEL (0.1%)
 2,110    AK Steel Holding Corp.*                              $        10,339
 1,585    Allegheny Technologies Inc.                                   14,899
   436    Carpenter Technology Corp.                                    13,193
 1,517    Nucor Corp.                                                   85,422
   314    Quanex Corp.                                                  14,042
   921    Reliance Steel &
            Aluminum Co.                                                26,709
   213    Schnitzer Steel
            Industries, Inc.                                             9,574
 1,225    Steel Dynamics, Inc.*                                         27,318
 2,001    United States Steel Corp.                                     68,134
 1,668    Worthington Industries, Inc.                                  27,238
                                                               ---------------
                                                                       296,868
                                                               ---------------
          TELECOMMUNICATION
          EQUIPMENT (1.3%)
15,595    ADC
            Telecommunications, Inc.*                                   54,583
 1,533    ADTRAN, Inc.                                                  52,766
 1,684    Advanced Fibre
            Communications, Inc.*                                       39,759
 2,998    Andrew Corp.*                                                 51,386
 1,462    Arris Group, Inc.*                                            13,450
 1,030    At Road, Inc.*                                                13,833
 2,492    Avanex Corp.*                                                 16,248
   708    C-COR.net Corp.*                                              11,824
 9,454    CIENA Corp.*                                                  68,542
 1,822    CommScope, Inc.*                                              33,944
   272    Comtech
            Telecommunications Corp.*                                    8,704
 3,888    Comverse Technology, Inc.*                                    68,429
25,991    Corning Inc.*                                                335,804
 7,904    Corvis Corp.*                                                 19,049
   605    Ditech
            Communications Corp.*                                       12,663
 1,180    Harmonic, Inc.*                                               12,414
 1,290    Harris Corp.                                                  62,797
 1,201    InterDigital
            Communications Corp.*                                       29,208
   488    Inter-Tel, Inc.                                               13,786
   668    InterVoice-Brite, Inc.*                                        8,150

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
81,229    Lucent Technologies Inc.*                            $       363,906
45,103    Motorola, Inc.                                               747,808
 3,099    Oplink Communications, Inc.*                                   8,274
   853    Plantronics, Inc.*                                            34,163
 1,922    Polycom, Inc.*                                                45,494
 1,231    Powerwave
            Technologies, Inc.*                                         12,125
15,441    QUALCOMM Inc.                                                902,063
 1,150    REMEC, Inc.*                                                  11,512
 4,721    Sonus Networks, Inc.*                                         39,987
   357    SpectraLink Corp.                                              6,444
 1,620    Stratex Network, Inc.*                                         8,667
 7,073    Sycamore Networks, Inc.*                                      39,750
 1,427    Tekelec*                                                      29,039
 8,084    Tellabs, Inc.*                                                80,032
 1,454    Terayon Communication
            Systems, Inc.*                                               6,965
   813    Trimble Navigation Ltd.*                                      30,203
   512    ViaSat, Inc.*                                                 11,955
   961    Westell Technologies,
            Inc. (Class A)*                                              7,592
                                                               ---------------
                                                                     3,313,318
                                                               ---------------
          TEXTILES (0.0%)
   939    Albany International Corp.
            (Class A)                                                   30,283
                                                               ---------------
          TOBACCO (0.9%)
39,356    Altria Group, Inc.                                         2,187,800
 1,649    R. J. Reynolds Tobacco
            Holdings, Inc.                                              97,390
   761    Universal Corp.                                               37,190
 3,214    UST, Inc.                                                    114,772
   943    Vector Group Ltd.                                             16,125
                                                               ---------------
                                                                     2,453,277
                                                               ---------------
          TOOLS/HARDWARE (0.1%)
 1,506    Black & Decker Corp. (The)                                    77,183
   464    Briggs & Stratton Corp.                                       30,643
 1,129    Snap-On, Inc.                                                 35,168
 1,570    Stanley Works (The)                                           59,472
                                                               ---------------
                                                                       202,466
                                                               ---------------
          TRUCKING (0.1%)
   580    Arkansas Best Corp.                                  $        16,431
 1,170    Heartland Express, Inc.                                       25,553
 1,636    Hunt (J.B.) Tansport
            Services, Inc.*                                             43,043
   803    Knight Transportation, Inc.*                                  19,786
   768    Landstar System, Inc.*                                        27,809
   314    Old Dominion Freight
            Line, Inc.*                                                  9,734
   543    Overnite Corp.                                                12,169
 1,620    Swift Transportation
            Co., Inc.*                                                  32,076
   715    USF Corp.                                                     24,467
 1,545    Werner Enterprises, Inc.                                      28,258
   575    Yellow Roadway Corp.*                                         18,083
                                                               ---------------
                                                                       257,409
                                                               ---------------
          TRUCKS/CONSTRUCTION/
          FARM MACHINERY (0.5%)
 1,496    AGCO Corp.*                                                   30,159
 6,737    Caterpillar Inc.                                             526,362
   820    Cummins Inc.                                                  41,599
 4,650    Deere & Co.                                                  291,090
 1,619    Federal Signal Corp.                                          29,952
   840    JLG Industries, Inc.                                          13,390
 1,172    Joy Global Inc.                                               30,859
   710    Manitowoc Co., Inc.                                           21,215
   128    NACCO Industries, Inc.
            (Class A)                                                   10,976
 1,330    Navistar International Corp.*                                 63,242
   696    OshKosh Truck Corp.                                           40,563
 2,261    PACCAR, Inc.                                                 177,782
   558    Stewart & Stevenson
            Services, Inc.                                               7,617
 1,048    Terex Corp.*                                                  30,937
   664    Toro Co. (The)                                                31,606
   899    Trinity Industries, Inc.                                      28,858
   504    Wabash National Corp.*                                        13,865
   848    Wabtec Corp.                                                  13,797
                                                               ---------------
                                                                     1,403,869
                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
          WATER UTILITIES (0.0%)
 1,791    Aqua America Inc.                                    $        39,044
   331    California Water
            Service Group                                                9,430
                                                               ---------------
                                                                        48,474
                                                               ---------------
          WHOLESALE DISTRIBUTORS (0.2%)
   370    Applied Industries
            Technologies, Inc.                                           9,135
 1,043    Fisher Scientific
            International, Inc.*                                        46,570
 3,371    Genuine Parts Co.                                            111,108
 1,783    Grainger (W.W.), Inc.                                         85,834
   485    Handleman Co.                                                 10,626
   512    Hughes Supply, Inc.                                           25,318
   331    Imagistics International Inc.*                                13,214
   939    MSC Industrial Direct
            Co., Inc. (Class A)                                         26,527
   366    School Specialty, Inc.*                                       13,432
 1,005    SCP Pool Corp.*                                               32,210
   424    TBC Corp.*                                                    11,448
   452    TIMCO Aviation Services, Inc.
            (Warrants) (due 02/28/07)                                        0
   732    United Stationers, Inc.*                                      29,046
   788    WESCO International, Inc.*                                     8,085
                                                               ---------------
                                                                       422,553
                                                               ---------------
          WIRELESS
          TELECOMMUNICATIONS (0.6%)
52,596    AT&T Wireless Services Inc.*                                 581,186
 1,872    Centennial Communications
            Corp. (Class A)*                                            13,029
 2,170    Dobson Communications
            Corp. (Class A)*                                            15,429
21,391    Nextel Communications,
            Inc. (Class A)*                                            564,508
 3,538    Nextel Partners, Inc.
            (Class A)*                                                  45,746
 1,058    Price Communications
            Corp.*                                                      15,817
20,149    Sprint Corp. (PCS Group)*                                    163,811
 1,120    Telephone & Data
            Systems, Inc.                                               74,234
 1,186    Triton PCS Holdings, Inc.
            (Class A)*                                                   7,662
 1,675    United States
            Cellular Corp.*                                    $        65,074
 1,644    Western Wireless Corp.
            (Class A)*                                                  37,253
                                                               ---------------
                                                                     1,583,749
                                                               ---------------
          TOTAL COMMON AND
            PREFERRED STOCKS, RIGHTS
            AND WARRANTS
            (COST $245,785,507)                                    255,399,518
                                                               ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
 ---------
                SHORT-TERM INVESTMENT (3.2%)
                REPURCHASE AGREEMENT
$   8,555       Joint repurchase agreement
                  account 1.02% due 02/02/04
                  (dated 01/30/04; proceeds
                  $8,555,727) (a)
                  (COST $8,555,000)                                        8,555,000
                                                                     ---------------
TOTAL INVESTMENTS
  (COST $254,340,507) (b) (c)                      99.9%                 263,954,518
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                       0.1                      134,118
                                                  -----              ---------------
NET ASSETS                                        100.0%             $   264,088,636
                                                  =====              ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
       *  NON-INCOME PRODUCING SECURITY.
      ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $4,035,600.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $4,493,018 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $55,765,037 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $46,151,026, RESULTING IN NET UNREALIZED APPRECIATION OF $9,614,011.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JANUARY 31, 2004:

NUMBER OF   LONG/          DESCRIPTION, DELIVERY MONTH,       UNDERLYING FACE    UNREALIZED
CONTRACTS   SHORT                   AND YEAR                  AMOUNT AT VALUE   APPRECIATION
--------------------------------------------------------------------------------------------
   55       Long     Russell 2000 E-Mini Index March 2004     $     3,194,950   $    119,052
   97       Long     S&P 500 E-Mini Index March 2004                5,480,015         26,929
                                                                                ------------
     Total unrealized appreciation                                              $    145,981
                                                                                ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $254,340,507)     $  263,954,518
Receivable for:
  Shares of beneficial interest sold                               276,826
  Dividends                                                        256,213
  Variation margin                                                   2,670
Prepaid expenses and other assets                                   49,648
                                                            --------------
    TOTAL ASSETS                                               264,539,875
                                                            --------------
LIABILITIES:
Payable for:
  Distribution fee                                                 198,963
  Shares of beneficial interest redeemed                           161,108
  Investment management fee                                         57,138
Accrued expenses and other payables                                 34,030
                                                            --------------
    TOTAL LIABILITIES                                              451,239
                                                            --------------
    NET ASSETS                                              $  264,088,636
                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                             $  318,517,832
Net unrealized appreciation                                      9,759,992
Accumulated undistributed net investment income                    164,550
Accumulated net realized loss                                  (64,353,738)
                                                            --------------
    NET ASSETS                                              $  264,088,636
                                                            ==============
CLASS A SHARES:
Net Assets                                                  $   10,832,607
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        1,135,398
    NET ASSET VALUE PER SHARE                               $         9.54
                                                            ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)         $        10.07
                                                            ==============
CLASS B SHARES:
Net Assets                                                  $  201,908,898
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)       21,677,741
    NET ASSET VALUE PER SHARE                               $         9.31
                                                            ==============
CLASS C SHARES:
Net Assets                                                  $   29,971,679
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        3,217,588
    NET ASSET VALUE PER SHARE                               $         9.31
                                                            ==============
CLASS D SHARES:
Net Assets                                                  $   21,375,452
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        2,224,862
    NET ASSET VALUE PER SHARE                               $         9.61
                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                   $   2,041,114
Interest                                           24,087
                                            -------------
    TOTAL INCOME                                2,065,201
                                            -------------
EXPENSES
Distribution fee (Class A shares)                  15,955
Distribution fee (Class B shares)                 959,369
Distribution fee (Class C shares)                 134,311
Investment management fee                         496,034
Transfer agent fees and expenses                  198,301
Shareholder reports and notices                    41,817
Registration fees                                  38,770
Professional fees                                  25,956
Custodian fees                                     13,459
Other                                               5,396
                                            -------------
    TOTAL EXPENSES                              1,929,368

Less: amounts waived/reimbursed                  (199,691)
                                            -------------

    NET EXPENSES                                1,729,677
                                            -------------

    NET INVESTMENT INCOME                         335,524
                                            -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                      (685,392)
Futures contracts                                 570,278
                                            -------------
    NET REALIZED LOSS                            (115,114)
                                            -------------

NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                    34,610,044
Futures contracts                                  81,561
                                            -------------
    NET APPRECIATION                           34,691,605
                                            -------------
    NET GAIN                                   34,576,491
                                            -------------
NET INCREASE                                $  34,912,015
                                            =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX      FOR THE YEAR
                                                                      MONTHS ENDED         ENDED
                                                                    JANUARY 31, 2004   JULY 31, 2003
                                                                    ----------------   -------------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $        335,524   $     747,216
Net realized loss                                                           (115,114)    (14,456,988)
Net change in unrealized appreciation                                     34,691,605      34,518,786
                                                                    ----------------   -------------

    NET INCREASE                                                          34,912,015      20,809,014
                                                                    ----------------   -------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                               (96,917)        (52,697)
Class B shares                                                              (377,254)       (194,798)
Class C shares                                                               (74,261)        (25,335)
Class D shares                                                              (191,598)        (39,178)
                                                                    ----------------   -------------

    TOTAL DIVIDENDS                                                         (740,030)       (312,008)
                                                                    ----------------   -------------

Net decrease from transactions in shares of beneficial interest           (2,710,265)    (24,245,533)
                                                                    ----------------   -------------

    NET INCREASE (DECREASE)                                               31,461,720      (3,748,527)

NET ASSETS:
Beginning of period                                                      232,626,916     236,375,443
                                                                    ----------------   -------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$164,550 AND $569,056, RESPECTIVELY)                                $    264,088,636   $ 232,626,916
                                                                    ================   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the

Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,769,819 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $269, $223,043 and $427, respectively and received $36,007 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2004 aggregated $7,324,572 and $13,301,853, respectively. Included in the aforementioned transactions are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $130,982, including a net realized gain of $10,264.

Morgan Stanley Trust, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,700.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                            FOR THE SIX                FOR THE YEAR
                                           MONTHS ENDED                    ENDED
                                         JANUARY 31, 2004              JULY 31, 2003
                                     -------------------------   -------------------------
                                           (UNAUDITED)
                                       SHARES        AMOUNT        SHARES        AMOUNT
                                     ----------   ------------   ----------   ------------
CLASS A SHARES
Sold                                    120,566   $  1,084,586      252,945   $  1,891,906
Reinvestment of dividends                 9,754         90,036        6,409         47,556
Redeemed                               (540,268)    (4,939,024)    (498,025)    (3,839,268)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class A                (409,948)    (3,764,402)    (238,671)    (1,899,806)
                                     ----------   ------------   ----------   ------------
CLASS B SHARES
Sold                                  1,530,634     13,319,042    3,515,430     25,785,791
Reinvestment of dividends                37,902        341,492       24,256        176,104
Redeemed                             (2,451,129)   (21,223,531)  (7,065,998)   (50,975,769)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class B                (882,593)    (7,562,997)  (3,526,312)   (25,013,874)
                                     ----------   ------------   ----------   ------------
CLASS C SHARES
Sold                                    726,511      6,283,008      458,830      3,372,957
Reinvestment of dividends                 7,001         63,080        3,154         22,902
Redeemed                               (409,724)    (3,551,001)    (912,895)    (6,577,269)
                                     ----------   ------------   ----------   ------------
Net increase (decrease) -- Class C      323,788      2,795,087     (450,911)    (3,181,410)
                                     ----------   ------------   ----------   ------------
CLASS D SHARES
Sold                                    838,982      7,655,287      978,399      7,744,537
Reinvestment of dividends                17,250        160,258        4,311         32,200
Redeemed                               (221,105)    (1,993,498)    (252,541)    (1,927,180)
                                     ----------   ------------   ----------   ------------
Net increase -- Class D                 635,127      5,822,047      730,169      5,849,557
                                     ----------   ------------   ----------   ------------
Net decrease in Fund                   (333,626)  $ (2,710,265)  (3,485,725)  $(24,245,533)
                                     ==========   ============   ==========   ============

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the Fund had a net capital loss carryforward of $53,206,862 of which $1,011,048 will expire on July 31, 2009, $19,339,256 will expire on July 31, 2010 and $32,856,558 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year).

MORGAN STANLEY TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS

                                                                                                     FOR THE PERIOD
                                              FOR THE SIX           FOR THE YEAR ENDED JULY 31,    SEPTEMBER 28, 1999*
                                              MONTH ENDED         ------------------------------         THROUGH
                                            JANUARY 31, 2004        2003       2002       2001        JULY 31, 2000
                                            ----------------      --------   --------   --------   -------------------
                                              (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           8.33      $   7.52   $   9.70   $  11.38        $        10.00
                                            ----------------      --------   --------   --------        --------------
Income (loss) from investment operations:
  Net investment income++                               0.04          0.08       0.06       0.06                  0.06
  Net realized and unrealized gain (loss)               1.24          0.76      (2.24)     (1.74)                 1.34
                                            ----------------      --------   --------   --------        --------------
Total income (loss) from investment
 operations                                             1.28          0.84      (2.18)     (1.68)                 1.40
                                            ----------------      --------   --------   --------        --------------
Less dividends and distributions from:
  Net investment income                                (0.07)        (0.03)         -          -                     -
  Net realized gains                                       -             -          -          -                 (0.02)
                                            ----------------      --------   --------   --------        --------------
Total dividends and distributions                      (0.07)        (0.03)         -          -                 (0.02)
                                            ----------------      --------   --------   --------        --------------

Net asset value, end of period              $           9.54      $   8.33   $   7.52   $   9.70        $        11.38
                                            ================      ========   ========   ========        ==============

TOTAL RETURN+                                          15.45%(1)     11.23%    (22.47)%   (14.76)%               13.99%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.75%(2)      0.75%      0.75%      0.71%                 0.75%(2)
Net investment income                                   0.92%(2)      1.01%      0.67%      0.58%                 0.58%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $         10,833      $ 12,865   $ 13,410   $ 16,678        $       22,895
Portfolio turnover rate                                    3%(1)         4%         4%         7%                    2%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE   NET INVESTMENT
                         PERIOD ENDED      RATIO     INCOME RATIO
                       ----------------   -------   --------------
                       JANUARY 31, 2004    0.91%        0.76%
                       JULY 31, 2003       0.94%        0.82%
                       JULY 31, 2002       0.90%        0.52%
                       JULY 31, 2001       0.81%        0.48%
                       JULY 31, 2000       0.90%        0.43%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                      FOR THE PERIOD
                                               FOR THE SIX         FOR THE YEAR ENDED JULY 31,      SEPTEMBER 28, 1999*
                                               MONTH ENDED      ---------------------------------         THROUGH
                                            JANUARY 31, 2004      2003         2002        2001        JULY 31, 2000
                                            ----------------    ---------   ---------   ---------   -------------------
                                              (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           8.11    $    7.35   $    9.56   $   11.31        $       10.00
                                            ----------------    ---------   ---------   ---------        -------------
Income (loss) from investment operations:
  Net investment income (loss)++                        0.01         0.02       (0.01)      (0.02)               (0.02)
  Net realized and unrealized gain (loss)               1.21         0.75       (2.20)      (1.73)                1.35
                                            ----------------    ---------   ---------   ---------        -------------
Total income (loss) from investment
 operations                                             1.22         0.77       (2.21)      (1.75)                1.33
                                            ----------------    ---------   ---------   ---------        -------------

Less dividends and distributions from:
  Net investment income                                (0.02)       (0.01)          -           -                    -
  Net realized gains                                       -            -           -           -                (0.02)
                                            ----------------    ---------   ---------   ---------        -------------
Total dividends and distributions                      (0.02)       (0.01)          -           -                (0.02)
                                            ----------------    ---------   ---------   ---------        -------------

Net asset value, end of period              $           9.31    $    8.11   $    7.35   $    9.56        $       11.31
                                            ================    =========   =========   =========        =============

TOTAL RETURN+                                          15.02%(1)    10.46%     (23.12)%    (15.47)%              13.29%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.50%(2)     1.50%       1.50%       1.50%                1.50%(2)
Net investment income (loss)                            0.17%(2)     0.26%      (0.08)%     (0.21)%              (0.17)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $        201,909    $ 182,932   $ 191,843   $ 290,758        $     356,899
Portfolio turnover rate                                    3%(1)        4%          4%          7%                   2%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                         PERIOD ENDED      RATIO    INCOME (LOSS) RATIO
                       ----------------   -------   -------------------
                       JANUARY 31, 2004    1.66%           0.01%
                       JULY 31, 2003       1.69%           0.07%
                       JULY 31, 2002       1.65%          (0.23)%
                       JULY 31, 2001       1.60%          (0.31)%
                       JULY 31, 2000       1.65%          (0.32)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                   FOR THE PERIOD
                                               FOR THE SIX       FOR THE YEAR ENDED JULY 31,     SEPTEMBER 28, 1999*
                                               MONTH ENDED      ------------------------------         THROUGH
                                            JANUARY 31, 2004      2003       2002       2001        JULY 31, 2000
                                            ----------------    --------   --------   --------   -------------------
                                              (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           8.11     $   7.36   $   9.56   $  11.31       $        10.00
                                            ----------------     --------   --------   --------       --------------
Income (loss) from investment operations:
  Net investment income (loss)++                        0.01         0.02       0.00      (0.02)               (0.02)
  Net realized and unrealized gain (loss)               1.21         0.74      (2.20)     (1.73)                1.35
                                            ----------------     --------   --------   --------       --------------
Total income (loss) from investment
  operations                                            1.22         0.76      (2.20)     (1.75)                1.33
                                            ----------------     --------   --------   --------       --------------

Less dividends and distributions from:
  Net investment income                                (0.02)       (0.01)         -          -                    -
  Net realized gains                                       -            -          -          -                (0.02)
                                            ----------------     --------   --------   --------       --------------
Total dividends and distributions                      (0.02)       (0.01)         -          -                (0.02)
                                            ----------------     --------   --------   --------       --------------

Net asset value, end of period              $           9.31     $   8.11   $   7.36   $   9.56       $        11.31
                                            ================     ========   ========   ========       ==============

TOTAL RETURN+                                          15.22%(1)    10.31%    (23.01)%   (15.47)%              13.29%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.50%(2)     1.50%      1.42%      1.50%                1.50%(2)
Net investment income (loss)                            0.17%(2)     0.26%      0.00%     (0.21)%              (0.17)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $         29,972     $ 23,483   $ 24,616   $ 35,607       $       43,901
Portfolio turnover rate                                    3%(1)        4%         4%         7%                   2%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                         PERIOD ENDED      RATIO    INCOME (LOSS) RATIO
                       ----------------   -------   -------------------
                       JANUARY 31, 2004    1.66%           0.01%
                       JULY 31, 2003       1.69%           0.07%
                       JULY 31, 2002       1.57%          (0.15)%
                       JULY 31, 2001       1.60%          (0.31)%
                       JULY 31, 2000       1.65%          (0.32)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                    FOR THE PERIOD
                                               FOR THE SIX        FOR THE YEAR ENDED JULY 31,     SEPTEMBER 28, 1999*
                                               MONTH ENDED       ------------------------------         THROUGH
                                            JANUARY 31, 2004       2003       2002       2001        JULY 31, 2000
                                            ----------------     --------   --------   --------   -------------------
                                              (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           8.40     $   7.57   $   9.74   $  11.41      $         10.00
                                            ----------------     --------   --------   --------      ---------------
Income (loss) from investment operations:
  Net investment income++                               0.05         0.09       0.08       0.08                 0.08
  Net realized and unrealized gain (loss)               1.26         0.78      (2.25)     (1.75)                1.35
                                            ----------------     --------   --------   --------      ---------------
Total income (loss) from investment
 operations                                             1.31         0.87      (2.17)     (1.67)                1.43
                                            ----------------     --------   --------   --------      ---------------

Less dividends and distributions from:
  Net investment income                                (0.10)       (0.04)         -          -                    -
  Net realized gains                                       -            -          -          -                (0.02)
                                            ----------------     --------   --------   --------      ---------------
Total dividends and distributions                      (0.10)       (0.04)         -          -                (0.02)
                                            ----------------     --------   --------   --------      ---------------

Net asset value, end of period              $           9.61     $   8.40   $   7.57   $   9.74      $         11.41
                                            ================     ========   ========   ========      ===============

TOTAL RETURN+                                          15.63%(1)    11.54%    (22.28)%   (14.64)%              14.30%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.50%(2)     0.50%      0.50%      0.50%                0.50%(2)
Net investment income                                   1.17%(2)     1.26%      0.92%      0.79%                0.83%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $         21,375     $ 13,347   $  6,506   $  7,329      $         3,628
Portfolio turnover rate                                    3%(1)        4%         4%         7%                   2%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD. + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE   NET INVESTMENT
                       PERIOD ENDED        RATIO     INCOME RATIO
                       ----------------   -------   --------------
                       JANUARY 31, 2004    0.66%        1.01%
                       JULY 31, 2003       0.69%        1.07%
                       JULY 31, 2002       0.65%        0.77%
                       JULY 31, 2001       0.60%        0.69%
                       JULY 31, 2000       0.65%        0.68%

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38588RPT-00-13961C04-AP-3/04

[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY
TOTAL MARKET
INDEX FUND


SEMIANNUAL REPORT
JANUARY 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004